         Filed with the Securities and Exchange Commission on November 15, 2002
                          Securities Act of 1933 Registration File No. 33-84762
                               Investment Company Act of 1940 File No. 811-8648

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                         [X]

                         Pre-Effective Amendment No. __                     [ ]
                        Post-Effective Amendment No. 20                     [X]
                                      and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [X]

                                Amendment No. 23                            [X]

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

Robert J. Christian, President                         Copy to:
Wilmington Trust Company                               Joseph V. Del Raso, Esq.
1100 North Market Street                               Pepper Hamilton LLP
Wilmington, DE 19890                                   3000 Two Logan Square
(Name and Address of Agent for Service)                Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b)
[ ]      on (date) pursuant to paragraph (b)
[ ]      60 days after filing pursuant to paragraph (a)(1)
[X]      on December 13, 2002 pursuant to paragraph (a)
[ ]      75 days after filing pursuant to paragraph (a)(2)
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        BALENTINE REAL ESTATE PORTFOLIO

                               OF WT MUTUAL FUND

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Balentine Real Estate Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goals

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objective..........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................12

                                 Portfolio Managers...........................13

                                 Sub-Advisers.................................14

                                 Service Providers............................15

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolio.       SHAREHOLDER INFORMATION

                                 Pricing of Shares............................16

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................18

                                 Distributions................................20

                                 Taxes........................................20

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................21

                                 Master/Feeder Structure......................21

                                 Share Classes................................21

                            FOR MORE INFORMATION..............................22

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        BALENTINE REAL ESTATE PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

-------------------------------------------------------------------------------------------------------
SUMMARY
-------------------------------------------------------------------------------------------------------
Investment Objective                 --    The investment objective of BALENTINE REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.
-------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
-------------------------------------------------------------------------------------------------------
Share Price Volatility               --    Low to moderate
-------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio and its
                                           master fund have the same investment objective, policies and limitations.
                                     --    The Portfolio seeks to meet its investment objective by
                                           investing all or substantially all of its assets in the Real
                                           Estate Series (the "Series"), which under normal market
                                           conditions, invests at least 80% of its net assets in
                                           securities of real estate and real estate-related companies.
                                     --    The Series will invest in real estate companies such as
                                           equity real estate investment trusts (REITs) that own
                                           property and mortgage REITs which make construction and
                                           development loans or invest in mortgage pools, or companies whose products and services relate to the real estate
                                           industry.

                                     --    The Series employs a multi-manager approach. Balentine &
                                           Company, LLC. serves as the Series investment adviser and
                                           has delegated the responsibility of the day-to-day
                                           management of the Series to AEW Management and Advisors L.P.
                                           and Real Estate Management Services Group LLC.
-------------------------------------------------------------------------------------------------------
Principal Risks                      --    An investment in the Portfolio is subject to the risks
                                           summarized below which are further described under
                                           "Additional Risk Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Because the Series focuses its investments in companies
                                           related to the real estate industry, the value of the
                                           Portfolio's shares may fluctuate more frequently than the
                                           value of shares of a fund that invests in a broader range of securities.
                                     --    Because the Series employs a multi-manager approach, the
                                           interplay of the various strategies employed by the
                                           sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors, which may have a negative affect on performance.
                                     --    The performance of the Portfolio will depend on whether or not the adviser and sub-advisers are successful in pursuing an investment strategy.
                                     --    The Portfolio is also subject to other risks which are
                                           described under "Additional Risk Information."
-------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                           possibility of higher returns.
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INVESTOR SHARES
----------------------------------------------------------      ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None
Maximum deferred sales charge                                        None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                          None
Redemption fee(a)                                                    1.00%
Exchange fee                                                    Not applicable

(a) Investor Shares are subject to a 1.00% fee only if redeemed within the first 60 days after purchase. See "Redemption of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):(1)

Management fees(2)..........................................  1.05%
Distribution (12b-1) fees...................................  0.25%
Other expenses(3)...........................................  1.73%
TOTAL ANNUAL OPERATING EXPENSES(4)..........................  3.03%
Waivers/reimbursements......................................  1.03%
Net expenses................................................  2.00%

1 The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 The management fee reflects a 0.35% advisory fee payable to Balentine &
  Company LLC and up to 0.70% sub-advisory fees payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC.
3 "Other Expenses" are based on estimated amounts for the current fiscal year. 4 For Investor Shares of the Portfolio the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 2.00%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         -- you redeemed all of your investment at the end of the time period. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year    3 Years
---------------                                               ------    -------
Real Estate Portfolio.......................................   $203      $627

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of BALENTINE REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                                WHAT ARE REITS?

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

     The Portfolio seeks to meet its investment objective by investing all or substantially all of its assets in the Real Estate Series. Under normal market conditions, the Series will invest at least 80% of its net assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies such as equity real estate investment trusts (REITs) that own property and mortgage REITs which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its total assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     The Series employs a multi-manager approach. As the Series' investment adviser, Balentine & Company, LLC, in its discretion, allocates the Series assets to different sub-advisers to manage a portion of the Series assets. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services LLC. Each sub-adviser uses its own investment approach and strategy to achieve the Series investment objective.

AEW MANAGEMENT AND ADVISORS, L.P.

Investment Philosophy

     AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

Investment Process

     When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

         -- VALUATION: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

         -- PRICE: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are generally given greater weight than those that have over-performed.

         -- INCOME: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

         -- CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

Investment Philosophy

     REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

Investment Selection Process

     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100%.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The Portfolio is not a complete investment program. It is designed to provide exposure to securities of real estate companies and is typically used in connection with a variety of other investments in order to achieve an appropriate asset allocation.

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- RISKS OF SECURITIES LINKED TO REAL ESTATE INDUSTRY: The Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

         -- RISKS OF SMALL TO MID CAP COMPANIES. Real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

         -- RISKS OF REITS. In addition to the risks listed above, REITs are not diversified, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Series, and, in turn, investors in the Portfolio, will bear a proportionate share of those expenses in addition to those expenses of the Portfolio.

         -- RISKS OF DEBT SECURITIES. The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- LIQUIDITY RISKS. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Balentine & Company LLC ("Balentine"), located at The Pinnacle, Suite 2000, 3455 Peachtree Road, N.E., Atlanta, Georgia 30326, is a registered investment adviser and an affiliate of Wilmington Trust Company. Founded in 1987, Balentine provides comprehensive financial planning and investment services to high net worth individuals, family offices, foundations, endowments and investment funds.
As of September 30, 2002, Balentine had $          assets under management.

     The Real Estate Series pays Balentine a monthly fee advisory fee at the annual rate of 0.35% of the Series' average daily net assets. In addition, the Series will be directly responsible for paying the sub-advisers a monthly sub-advisory fee at the annual rate of 0.70% of the Series' average daily net assets under its management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 1.05% in management fees.

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PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ROBERT E. REISER, JR., CFA is the Chief Investment Officer of Balentine and is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, Mr. Reiser is responsible for guiding Balentine in monitoring global market conditions, selecting money managers, and developing individual asset allocation plans and models. Mr. Reiser was a consultant for Balentine in 1998 and joined Balentine in 1999 after 16 years managing his own investment advisory firm. He began his career in the Treasurer's office of the Exxon Corporation, and entered the securities industry as a research analyst with Cigna in 1969. In 1971, he joined the investment counseling firm Montag & Caldwell, eventually becoming Executive Vice President and partner.

     DORSEY D. FARR, Ph.D. is joined Balentine in 2000 and is a Vice President of Balentine and its Senior Economist. Mr. Farr is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, he monitors economic and financial market events for Balentine and maintains the firm's asset allocation models. From 1998 to 2000, he was an Instructor in the Department of Economics at the University of Virginia, where he earned both an M.A. and a Ph.D. in economics. In 1998, Mr. Farr was also a visiting researcher at the Federal Reserve Bank of Richmond.

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SUB-ADVISERS
--------------------------------------------------------------------------------

AEW MANAGEMENT AND ADVISORS, L.P.

     AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2002. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2002. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with Balentine, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2002, the REMS Group had approximately $178 million in assets under management.

     EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent, are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Balentine Real Estate Portfolio -- Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Balentine Real Estate Portfolio               Balentine Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available.
Please call PFPC at (800)                for instructions and to make specific
arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed first. This fee may not apply in certain circumstances, such as redemptions processed in the event of shareholder death or disability.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Balentine Real Estate Portfolio               Balentine Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell shares of the Portfolio. Depending on the purchase price and the sale price of the shares you redeem, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into a dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12b-1 FEES
--------------------------------------------------------------------------------

PLAIN TALK

                              WHAT ARE 12b-1 FEES?

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

     The Investor Shares of the Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the distributor for the sale and distribution of Investor Shares, and for services provided to Investor shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of average daily net assets for the Investor Shares of the Portfolio is 0.25%.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800)
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR
SERVICES, PLEASE CALL 1-(800)-          .

          The investment company registration number for is 811-08648.

                        BALENTINE REAL ESTATE PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Balentine Real Estate Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goals

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objectives.........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................12

                                 Portfolio Managers...........................13

                                 Sub-Advisers.................................14

                                 Service Providers............................15

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolio.       SHAREHOLDER INFORMATION

                                 Pricing of Shares............................16

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................18

                                 Distributions................................20

                                 Taxes........................................20

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................21

                                 Share Classes................................21

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        BALENTINE REAL ESTATE PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

-------------------------------------------------------------------------------------------------------
SUMMARY
-------------------------------------------------------------------------------------------------------
Investment Objective                 --    The investment objective of BALENTINE REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.
-------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
-------------------------------------------------------------------------------------------------------
Share Price Volatility               --    Low to moderate
-------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio and its
                                           master fund have the same investment objective, policies and limitations.
                                     --    The Portfolio seeks to meet its investment objective by
                                           investing all or substantially all of its assets in the Real
                                           Estate Series (the "Series"), which under normal market
                                           conditions, invests at least 80% of its net assets in
                                           securities of real estate and real estate-related companies.
                                     --    The Series will invest in real estate companies such as
                                           equity real estate investment trusts (REITs) that own
                                           property and mortgage REITs which make construction and
                                           development loans or invest in mortgage pools, or companies whose products and services relate to the real estate
                                           industry.

                                     --    The Series employs a multi-manager approach. Balentine &
                                           Company, LLC. serves as the Series investment adviser and
                                           has delegated the responsibility of the day-to-day
                                           management of the Series to AEW Management and Advisors L.P.
                                           and Real Estate Management Services Group LLC.
-------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Because the Series focuses its investments in companies
                                           related to the real estate industry, the value of the
                                           Portfolio's shares may fluctuate more frequently than the
                                           value of shares of a fund that invests in a broader range of securities.
                                     --    Because the Series employs a multi-manager approach, the
                                           interplay of the various strategies employed by the
                                           sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors, which may have a negative affect on performance.
                                     --    The performance of the Portfolio will depend on whether or not the adviser and sub-advisers are successful in pursuing an investment strategy.
                                     --    The Portfolio is also subject to other risks which are
                                           described under "Additional Risk Information."
-------------------------------------------------------------------------------------------------------
Investor Profile                    Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INSTITUTIONAL SHARES
----------------------------------------------------------      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 None
Maximum deferred sales charge                                         None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                           None
Redemption fee(a)                                                     1.00%
Exchange fee                                                     Not applicable

(a) Institutional Shares are subject to a 1.00% fee only if redeemed within the first 60 days after purchase. See "Redemption of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees(2)                                              1.05%
Distribution (12b-1) fees                                        None
Other expenses(3)                                               1.73%
TOTAL ANNUAL OPERATING EXPENSES(4)                              2.78%
Waivers/reimbursements                                          1.03%
Net expenses                                                    1.75%

1 The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 The management fee reflects a 0.35% advisory fee payable to Balentine &
  Company LLC and up to 0.70% sub-advisory fees payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC.
3 "Other Expenses" are based on estimated amounts for the current fiscal year.
4 For Institutional Shares of the Portfolio the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse
  expenses to the extent total annual operating expenses exceed    %. This
  waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year    3 Years
--------------------                                          ------    -------
Real Estate Portfolio.......................................   $178      $551

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of BALENTINE REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                                WHAT ARE REITS?

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

     The Portfolio seeks to meet its investment objective by investing all or substantially all of its assets in the Real Estate Series. Under normal market conditions, the Series will invest at least 80% of its net assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies such as equity real estate investment trusts (REITs) that own property and mortgage REITs which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its total assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     The Series employs a multi-manager approach. As the Series' investment adviser, Balentine & Company, LLC, in its discretion, allocates the Series assets to different sub-advisers to manage a portion of the Series assets. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services LLC. Each sub-adviser uses its own investment approach and strategy to achieve the Series investment objective.

AEW MANAGEMENT AND ADVISORS, L.P.

Investment Philosophy

     AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

Investment Process

     When selecting investments for the Series, AEW generally considers the following factors that it believes to help in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

         -- VALUATION: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

         -- PRICE: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are generally given greater weight than those that have over-performed.

         -- INCOME: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

         -- CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

Investment Philosophy

     REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

Investment Selection Process

     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100%.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The Portfolio is not a complete investment program. It is designed to provide exposure to securities of real estate companies and is typically used in connection with a variety of other investments in order to achieve an appropriate asset allocation.

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- RISKS OF SECURITIES LINKED TO REAL ESTATE INDUSTRY: The Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

         -- RISKS OF SMALL TO MID CAP COMPANIES: Real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

         -- RISKS OF REITS: In addition to the risks listed above, REITs are not diversified, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Series, and, in turn, investors in the Portfolio, will bear a proportionate share of those expenses in addition to those expenses of the Portfolio.

         -- RISKS OF DEBT SECURITIES: The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- LIQUIDITY RISKS: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Balentine & Company LLC ("Balentine"), located at The Pinnacle, Suite 2000, 3455 Peachtree Road, N.E., Atlanta, Georgia 30326, is a registered investment adviser and an affiliate of Wilmington Trust Company. Founded in 1987, Balentine provides comprehensive financial planning and investment services to high net worth individuals, family offices, foundations, endowments and investment funds.
As of September 30, 2002, Balentine had $          assets under management.

     The Real Estate Series pays Balentine a monthly fee advisory fee at the annual rate of 0.35% of the Series' average daily net assets. In addition, the Series will be directly responsible for paying the sub-advisers a monthly sub-advisory fee at the annual rate of 0.70% of the Series' average daily net assets under its management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 1.05% in management fees.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ROBERT E. REISER, JR., CFA is the Chief Investment Officer of Balentine and is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, Mr. Reiser is responsible for guiding Balentine in monitoring global market conditions, selecting money managers, and developing individual asset allocation plans and models. Mr. Reiser was a consultant for Balentine in 1998 and joined Balentine in 1999 after 16 years managing his own investment advisory firm. He began his career in the Treasurer's office of the Exxon Corporation, and entered the securities industry as a research analyst with Cigna in 1969. In 1971, he joined the investment counseling firm Montag & Caldwell, eventually becoming Executive Vice President and partner.

     DORSEY D. FARR, Ph.D. is joined Balentine in 2000 and is a Vice President of Balentine and its Senior Economist. Mr. Farr is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, he monitors economic and financial market events for Balentine and maintains the firm's asset allocation models. From 1998 to 2000, he was an Instructor in the Department of Economics at the University of Virginia, where he earned both an M.A. and a Ph.D. in economics. In 1998, Mr. Farr was also a visiting researcher at the Federal Reserve Bank of Richmond.

--------------------------------------------------------------------------------

SUB-ADVISERS
--------------------------------------------------------------------------------

AEW MANAGEMENT AND ADVISORS, L.P.

     AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2002. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2002. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with Balentine, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2002, the REMS Group had approximately $178 million in assets under management.

     EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Balentine Real Estate Portfolio -- Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Balentine Real Estate Portfolio               Balentine Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available.
Please call PFPC at (800)                for instructions and to make specific
arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed first. This fee may not apply in certain circumstances, such as redemptions processed in the event of shareholder death or disability.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Balentine Real Estate Portfolio               Balentine Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell shares of the Portfolio. Depending on the purchase price and the sale price of the shares you redeem, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into a dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800)
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR
SERVICES, PLEASE CALL 1-(800)-               .

          The investment company registration number for is 811-08648.

                        WILMINGTON REAL ESTATE PORTFOLIO

                               OF WT MUTUAL FUND

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Wilmington Real Estate Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goals

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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TABLE OF CONTENTS
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                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objectives.........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................12

                                 Portfolio Managers...........................13

                                 Sub-Advisers.................................14

                                 Service Providers............................15

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolio.       SHAREHOLDER INFORMATION

                                 Pricing of Shares............................16

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................18

                                 Exchange of Shares...........................20

                                 Distributions................................21

                                 Taxes........................................21

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................22

                                 Master/Feeder Structure......................22

                                 Share Classes................................22

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        WILMINGTON REAL ESTATE PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

-------------------------------------------------------------------------------------------------------
SUMMARY
-------------------------------------------------------------------------------------------------------
Investment Objective                 --    The investment objective of WILMINGTON REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.
-------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
-------------------------------------------------------------------------------------------------------
Share Price Volatility               --    Low to moderate
-------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio and its
                                           master fund have the same investment objective, policies and limitations.
                                     --    The Portfolio invests in the Real Estate Series (the
                                           "Series"), which under normal market conditions, invests at least 80% of its net assets in securities of real estate and real estate-related companies.
                                     --    The Series will invest in real estate companies such as
                                           equity real estate investment trusts (REITs) that own
                                           property and mortgage REITs which make construction and
                                           development loans or invest in mortgage pools, or companies whose products and services relate to the real estate
                                           industry.
                                     --    The Series employs a multi-manager approach. Balentine &
                                           Company, LLC. serves as the Series investment adviser and
                                           has delegated the responsibility of the day-to-day
                                           management of the Series to AEW Management and Advisors L.P.
                                           and Real Estate Management Services Group LLC.

-------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Because the Series focuses its investments in companies
                                           related to the real estate industry, the value of the
                                           Portfolio's shares may fluctuate more frequently than the
                                           value of shares of a fund that invests in a broader range of securities.
                                     --    Because the Series employs a multi-manager approach, the
                                           interplay of the various strategies employed by the
                                           sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors, which may have a negative affect on performance.
                                     --    The performance of the Portfolio will depend on whether or not the adviser and sub-advisers are successful in pursuing an investment strategy.
                                     --    The Portfolio is also subject to other risks which are
                                           described under "Additional Risk Information."
-------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                           possibility of higher returns.
-------------------------------------------------------------------------------------------------------

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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     INVESTOR SHARES
----------------------------------------------------------     ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                               None
Maximum deferred sales charge                                       None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                         None
Redemption fee(a)                                                  1.00%
Exchange fee(a)                                                    1.00%

(a) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):(1)

Management fees(2)                                             1.05%
Distribution (12b-1) fees                                      0.25%
Other expenses(3)                                              1.73%
TOTAL ANNUAL OPERATING EXPENSES(4)                             3.03%
Waivers/reimbursements                                         1.03%
Net expenses                                                   2.00%

1 The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 The management fee reflects a 0.35% advisory fee payable to Balentine &
  Company LLC and up to 0.70% sub-advisory fees payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC.
3 "Other Expenses" are based on estimated amounts for the current fiscal year. 4 For Investor Shares of the Portfolio the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 2.00%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year    3 Years
---------------                                               ------    -------
Real Estate Portfolio.......................................   $203      $627

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

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INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of WILMINGTON REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                                WHAT ARE REITS?

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

     The Portfolio seeks to meet its investment objective by investing all or substantially all of its assets in the Real Estate Series. Under normal market conditions, the Series will invest at least 80% of its net assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies such as equity real estate investment trusts (REITs) that own property and mortgage REITs which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its total assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     The Series employs a multi-manager approach. As the Series' investment adviser, Balentine & Company, LLC, in its discretion, allocates the Series assets to different sub-advisers to manage a portion of the Series assets. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services LLC. Each sub-adviser uses its own investment approach and strategy to achieve the Series investment objective.

AEW MANAGEMENT AND ADVISORS, L.P.

Investment Philosophy

     AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

Investment Process

     When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

         -- VALUATION: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

         -- PRICE: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are generally given greater weight than those that have over-performed.

         -- INCOME: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

         -- CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

Investment Philosophy

     REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

Investment Selection Process

     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100%.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The Portfolio is not a complete investment program. It is designed to provide exposure to securities of real estate companies and is typically used in connection with a variety of other investments in order to achieve an appropriate asset allocation.

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- RISKS OF SECURITIES LINKED TO REAL ESTATE INDUSTRY: The Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

         -- RISKS OF SMALL TO MID CAP COMPANIES: Real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

         -- RISKS OF REITS: In addition to the risks listed above, REITs are not diversified, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Series, and, in turn, investors in the Portfolio, will bear a proportionate share of those expenses in addition to those expenses of the Portfolio.

         -- RISKS OF DEBT SECURITIES: The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- LIQUIDITY RISKS: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Balentine & Company LLC ("Balentine"), located at The Pinnacle, Suite 2000, 3455 Peachtree Road, N.E., Atlanta, Georgia 30326, is a registered investment adviser and an affiliate of Wilmington Trust Company. Founded in 1987, Balentine provides comprehensive financial planning and investment services to high net worth individuals, family offices, foundations, endowments and investment funds.
As of September 30, 2002, Balentine had $          assets under management.

     The Real Estate Series pays Balentine a monthly fee advisory fee at the annual rate of 0.35% of the Series' average daily net assets. In addition, the Series will be directly responsible for paying the sub-advisers a monthly sub-advisory fee at the annual rate of 0.70% of the Series' average daily net assets under its management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 1.05% in management fees.

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PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ROBERT E. REISER, JR., CFA is the Chief Investment Officer of Balentine and is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, Mr. Reiser is responsible for guiding Balentine in monitoring global market conditions, selecting money managers, and developing individual asset allocation plans and models. Mr. Reiser was a consultant for Balentine in 1998 and joined Balentine in 1999, after 16 years managing his own investment advisory firm. He began his career in the Treasurer's office of the Exxon Corporation, and entered the securities industry as a research analyst with Cigna in 1969. In 1971, he joined the investment counseling firm Montag & Caldwell, eventually becoming Executive Vice President and partner.

     DORSEY D. FARR, Ph.D. is joined Balentine in 2000 and is a Vice President of Balentine and its Senior Economist. Mr. Farr is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, he monitors economic and financial market events for Balentine and maintains the firm's asset allocation models. From 1998 to 2000, he was an Instructor in the Department of Economics at the University of Virginia, where he earned both an M.A. and a Ph.D. in economics. In 1998, Mr. Farr was also a visiting researcher at the Federal Reserve Bank of Richmond.

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SUB-ADVISERS
--------------------------------------------------------------------------------

AEW MANAGEMENT AND ADVISORS, L.P.

     AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2002. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2000. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with Balentine, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2002, the REMS Group had approximately $178 million in assets under management.

     EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                         [SERVICE PROVIDERS FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

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PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"'), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to the Wilmington Real Estate Portfolio -- Investor Shares, along with a completed application (included with this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Real Estate Portfolio              Wilmington Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" 'below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k)plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Real Estate Portfolio              Wilmington Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your shares in the Portfolio for Investor Shares of the following Wilmington Portfolios:

    Wilmington Prime Money Market Portfolio       Wilmington Large Cap Growth Portfolio
    Wilmington U.S. Government Portfolio          Wilmington Large Cap Core Portfolio
    Wilmington Tax-Exempt Portfolio               Wilmington Small Cap Core Portfolio
                                                  Wilmington International Multi-Manager
    Wilmington Short/Intermediate Bond Portfolio  Portfolio
    Wilmington Broad Market Bond Portfolio        Wilmington Large Cap Value Portfolio
    Wilmington Municipal Bond Portfolio           Wilmington Mid Cap Value Portfolio
    Wilmington Balanced Portfolio                 Wilmington Small Cap Value Portfolio
    Wilmington Mid Cap Growth Portfolio           Wilmington Small Cap Growth Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares. Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into a dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12b-1 FEES
--------------------------------------------------------------------------------

PLAIN TALK

                              WHAT ARE 12b-1 FEES?

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

     The Investor Shares of the Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the distributor for the sale and distribution of Investor Shares, and for services provided to Investor shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of average daily net assets for the Investor Shares of the Portfolio is 0.25%.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

          The investment company registration number for is 811-08648.

                        WILMINGTON REAL ESTATE PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Wilmington Real Estate Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goals

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objectives.........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................12

                                 Portfolio Managers...........................13

                                 Sub-Advisers.................................14

                                 Service Providers............................15

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolio.       SHAREHOLDER INFORMATION

                                 Pricing of Shares............................16

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................18

                                 Exchange of Shares...........................20

                                 Distributions................................21

                                 Taxes........................................21

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................22

                                 Share Classes................................22

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        WILMINGTON REAL ESTATE PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

------------------------------------------------------------------------------------------------------
SUMMARY
------------------------------------------------------------------------------------------------------
Investment Objective                 --    The investment objective of WILMINGTON REAL ESTATE
                                           PORTFOLIO is to achieve long-term growth of capital and
                                           high current income through investments in companies in the real estate industry.
------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
------------------------------------------------------------------------------------------------------
Share Price Volatility               --    Low to moderate
------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio and its
                                           master fund have the same investment objective, policies
                                           and limitations.
                                     --    The Portfolio invests all the Real Estate Series (the
                                           "Series"), which under normal market conditions, invests at least 80% of its net assets in securities of real estate
                                           and real estate-related companies.
                                     --    The Series will invest in real estate companies such as
                                           equity real estate investment trusts (REITs) that own
                                           property and mortgage REITs which make construction and
                                           development loans or invest in mortgage pools, or companies whose products and services relate to the real estate
                                           industry.
                                     --    The Series employs a multi-manager approach. Balentine &
                                           Company, LLC. serves as the Series investment adviser and
                                           has delegated the responsibility of the day-to-day
                                           management of the Series to AEW Management and Advisors
                                           L.P. and Real Estate Management Services Group LLC.

------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is
                                           not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Because the Series focuses its investments in companies
                                           related to the real estate industry, the value of the
                                           Portfolio's shares may fluctuate more frequently than the
                                           value of shares of a fund that invests in a broader range
                                           of securities.
                                     --    Because the Series employs a multi-manager approach, the
                                           interplay of the various strategies employed by the
                                           sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors, which may have a negative affect on
                                           performance.
                                     --    The performance of the Portfolio will depend on whether or not the adviser and sub-advisers are successful in pursuing an investment strategy.
                                     --    The Portfolio is also subject to other risks which are
                                           described under "Additional Risk Information."
------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow
                                           and who are willing to accept more volatility for the
                                           possibility of higher returns.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INSTITUTIONAL SHARES
----------------------------------------------------------      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                             None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees(2)                                            1.05%
Distribution (12b-1) fees                                      None
Other expenses(3)                                             1.73%
TOTAL ANNUAL OPERATING EXPENSES(4)                            2.78%
Waivers/reimbursements                                        1.03%
Net expenses                                                  1.75%

1 The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 The management fee reflects a 0.35% advisory fee payable to Balentine &
  Company LLC and up to 0.70% sub-advisory fees payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC.
3 "Other Expenses" are based on estimated amounts for the current fiscal year.
4 For Institutional Shares of the Portfolio the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.75%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year    3 Years
--------------------                                          ------    -------
Real Estate Portfolio.......................................   $178      $551

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of WILMINGTON REAL ESTATE PORTFOLIO is to achieve long-term growth of capital and high current income. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                                WHAT ARE REITS?

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

     The Portfolio seeks to meet its investment objective by investing all or substantially all of its assets in the Real Estate Series. Under normal market conditions, the Series will invest at least 80% of its net assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies such as equity real estate investment trusts (REITs) that own property and mortgage REITs which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its total assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     The Series employs a multi-manager approach. As the Series' investment adviser, Balentine & Company, LLC, in its discretion, allocates the Series assets to different sub-advisers to manage a portion of the Series assets. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services LLC. Each sub-adviser uses its own investment approach and strategy to achieve the Series investment objective.

AEW MANAGEMENT AND ADVISORS, L.P.

Investment Philosophy

     AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

Investment Process

     When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

         -- VALUATION: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

         -- PRICE: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are generally given greater weight than those that have over-performed.

         -- INCOME: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

         -- CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

Investment Philosophy

     REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

Investment Selection Process

     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100%.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The Portfolio is not a complete investment program. It is designed to provide exposure to securities of real estate companies and is typically used in connection with a variety of other investments in order to achieve an appropriate asset allocation.

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- RISKS OF SECURITIES LINKED TO REAL ESTATE INDUSTRY: The Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

         -- RISKS OF SMALL TO MID CAP COMPANIES: Real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

         -- RISKS OF REITS: In addition to the risks listed above, REITs are not diversified, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Series, and, in turn, investors in the Portfolio, will bear a proportionate share of those expenses in addition to those expenses of the Portfolio.

         -- RISKS OF DEBT SECURITIES: The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- LIQUIDITY RISKS: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary The interplay of the various strategies employed by the sub-advisers may result in the Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Portfolio's realization of capital gains.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Balentine & Company LLC ("Balentine"), located at The Pinnacle, Suite 2000, 3455 Peachtree Road, N.E., Atlanta, Georgia 30326, is a registered investment adviser and an affiliate of Wilmington Trust Company. Founded in 1987, Balentine provides comprehensive financial planning and investment services to high net worth individuals, family offices, foundations, endowments and investment funds.
As of September 30, 2002, Balentine had $          assets under management.

     The Real Estate Series pays Balentine a monthly fee advisory fee at the annual rate of 0.35% of the Series' average daily net assets. In addition, the Series will be directly responsible for paying the sub-advisers a monthly sub-advisory fee at the annual rate of 0.70% of the Series' average daily net assets under its management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 1.05% in management fees.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ROBERT E. REISER, JR., CFA is the Chief Investment Officer of Balentine and is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, Mr. Reiser is responsible for guiding Balentine in monitoring global market conditions, selecting money managers, and developing individual asset allocation plans and models. Mr. Reiser was a consultant for Balentine in 1998 and joined Balentine in 1999 after 16 years managing his own investment advisory firm. He began his career in the Treasurer's office of the Exxon Corporation, and entered the securities industry as a research analyst with Cigna in 1969. In 1971, he joined the investment counseling firm Montag & Caldwell, eventually becoming Executive Vice President and partner.

     DORSEY D. FARR, Ph.D. is joined Balentine in 2000 and is a Vice President of Balentine and its Senior Economist. Mr. Farr is responsible for monitoring the day-to-day investment activities of the sub-advisers. In addition, he monitors economic and financial market events for Balentine and maintains the firm's asset allocation models. From 1999 to 2000, he was an Instructor in the Department of Economics at the University of Virginia, where he earned both an M.A. and a Ph.D. in economics. In 1998, Mr. Farr was also a visiting researcher at the Federal Reserve Bank of Richmond.

--------------------------------------------------------------------------------

SUB-ADVISERS
--------------------------------------------------------------------------------

AEW MANAGEMENT AND ADVISORS, L.P.

     AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2002. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2002. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with Balentine, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2002, the REMS Group had approximately $178 million in assets under management.

     EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

    New Year's Day                 Good Friday                    Labor Day
    Martin Luther King, Jr. Day    Memorial Day                   Thanksgiving Day
    Presidents' Day                Independence Day               Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"'), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to the Wilmington Real Estate Portfolio -- Institutional Shares, along with a completed application (included with this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Real Estate Portfolio              Wilmington Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00%of the redemption amount may be charged.(See "Redemption Fee" 'below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day),but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value)if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans),and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Real Estate Portfolio              Wilmington Real Estate Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following Wilmington Portfolios:

    Wilmington Premier Money Market Portfolio     Wilmington Small Cap Core Portfolio
                                                  Wilmington International Multi-Manager
    Wilmington Short/Intermediate Bond Portfolio  Portfolio
    Wilmington Broad Market Bond Portfolio        Wilmington Large Cap Value Portfolio
    Wilmington Municipal Bond Portfolio           Wilmington Mid Cap Value Portfolio
    Wilmington Large Cap Growth Portfolio         Wilmington Small Cap Value Portfolio
    Wilmington Large Cap Core Portfolio           Wilmington Balanced Portfolio
    Wilmington Mid Cap Growth Portfolio           Wilmington Small Cap Growth Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares. Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into a dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

          The investment company registration number for is 811-08648.

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                               OF WT MUTUAL FUND

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Wilmington Small Cap Growth Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goal,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objectives.........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information...................9

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................11

                                 Portfolio Managers...........................12

                                 Service Providers............................13

Policies and instructions
for opening, maintaining
and closing an account in
the Portfolio.              SHAREHOLDER INFORMATION

                                 Pricing of Shares............................14

                                 Purchase of Shares...........................15

                                 Redemption of Shares.........................16

                                 Exchange of Shares...........................18

                                 Distributions................................19

                                 Taxes........................................19

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................21

                                 Share Classes................................21

                            FOR MORE INFORMATION..............................22

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Portfolio is a separate mutual fund.

-------------------------------------------------------------------------------------------------------
SUMMARY
-------------------------------------------------------------------------------------------------------
Investment Objective                 --    The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
-------------------------------------------------------------------------------------------------------
Share Price Volatility               --    High
-------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Portfolio and its master fund have the same investment objective, policies and
                                           limitations.
                                     --    The Portfolio invests in the Small Cap Growth Series (the
                                           "Series"), which under normal market conditions, invests at least 80% of its net assets in securities of companies with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600
                                           Index. As of September 30, 2002, the market capitalization of companies that are in the S&P SmallCap 600 Index is
                                           between $         and $        . As market conditions
                                           change, so will the capitalizations of the companies that
                                           make up the S&P SmallCap 600 Index.
                                     --    The Series may invest in securities convertible into or
                                           exercisable for stock (including preferred stock, warrants and debentures), and certain option and financial futures
                                           contracts ("derivatives"). The Series may also invest in
                                           foreign securities, including American Depositary Receipts.

-------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Portfolio's investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Since the Series focuses its investments in small cap
                                           companies, the Portfolio is subject to greater volatility
                                           than a fund that invests in large cap stocks. Small cap
                                           companies may be more vulnerable than larger companies to
                                           adverse business or economic developments and their
                                           securities may be less liquid and more volatile than
                                           securities of larger companies.
                                     --    The performance of the Portfolio and the Series will depend on whether or not the adviser is successful in pursuing an investment strategy.
                                     --    The Portfolio is also subject to other risks which are
                                           described under "Additional Risk Information."
-------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                           possibility of higher returns.
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INVESTOR SHARES
----------------------------------------------------------      ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None
Maximum deferred sales charge                                        None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                          None
Redemption fee(a)                                                   1.00%
Exchange fee(a)                                                     1.00%

(a) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees                               0.95%
Distribution (12b-1) fees                     0.25%
Other expenses(2)                             1.73%
TOTAL ANNUAL OPERATING EXPENSES(3)            2.93%
Waiver/reimbursements                         0.93%
Net expenses                                  2.00%

1 This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 "Other Expenses" are based on estimated amounts for the current fiscal year.
3 For Investor Shares of the Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fees or reimburse expenses to the extent total annual operating expenses exceed 2.00%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year    3 Years
---------------                                               ------    -------
Small Cap Growth Portfolio..................................   $203      $627

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                             WHAT ARE GROWTH FUNDS?

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

                           WHAT ARE SMALL CAP FUNDS?

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

     The Portfolio seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its total assets in the following equity or equity-related securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small cap companies");

         -- options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies;

         --  options on indices of the common stock of small cap companies; and

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts.

     Small cap companies are those whose capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 Index at the time of the Series' investment. As of September 30, 2002, the market capitalization of the
companies that make up the S&P Small Cap 600 Index was between $          and
$          . Due to market price adjustments or other events after the time of purchase, it is possible that an
investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.

     The Series may also invest in certain option and financial futures contracts ("derivatives") foreign securities, including American Depositary Receipts.

     The investment adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By consistently investing in a diversified portfolio of high growth companies and by applying valuation disciplines, the investment adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

     The investment adviser uses a bottom-up approach to investing. This investment approach searches for potential investment opportunities in individual companies by researching a company's financial statements, underlying industry trends, competitive dynamics and other relevant information. The investment adviser uses a bottom up approach to not only identify new investment opportunities but also to evaluate existing investments on an ongoing basis to determine continued suitability.

     The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     The investment adviser's research team analyzes a broad universe of companies to identify potential research candidates. Companies are screened for several metrics including, but not limited to, revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

     Final investment candidates are evaluated and approved by the investment adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series will normally invest in up to 100 stocks. At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series and the Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Under normal market conditions, the Series' turnover rate is expected to be less than 200%. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Such factors may have the effect of lowering overall fund performance.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

         -- RISKS OF DEBT SECURITIES. The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- LIQUIDITY RISKS. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest has, and, therefore, could have effective voting control over the operation of a master fund.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2002, had assets under management of approximately $3.8 billion.

     The Small Cap Growth Series pays Roxbury a monthly fee advisory fee at the annual rate of 0.95 % of the Series' average daily net assets.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The day-to-day management of the Series is the responsibility of Roxbury's investment committee which includes the following individuals. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

     STEVE MARSHMAN, CFA joined Roxbury in July of 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

     ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marvin is a member of Roxbury's Small Cap Growth Investment Team. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

     BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolio is $1,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Small Cap Growth Portfolio - Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your shares in the Portfolio for Investor Shares of the following Wilmington Portfolios:

    Wilmington Premier Money Market Portfolio     Wilmington Small Cap Core Portfolio
    Wilmington Short/Intermediate Bond Portfolio  Wilmington International Multi-Manager
                                                  Portfolio
    Wilmington Broad Market Bond Portfolio        Wilmington Large Cap Value Portfolio
    Wilmington Municipal Bond Portfolio           Wilmington Mid Cap Value Portfolio
    Wilmington Large Cap Growth Portfolio         Wilmington Small Cap Value Portfolio
    Wilmington Large Cap Core Portfolio           Wilmington Balanced Portfolio
    Wilmington Mid Cap Growth Portfolio           Wilmington Real Estate Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Portfolio shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Wilmington Small Cap Growth Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goal,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................6

                                 Example.......................................6

                                 Investment Objective..........................6

                                 Primary Investment Strategies.................7

                                 Additional Risk Information...................9

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................11

                                 Portfolio Managers...........................12

                                 Service Providers............................13

Policies and instructions
for opening, maintaining
and closing an account in
the Portfolio.              SHAREHOLDER INFORMATION

                                 Pricing of Shares............................14

                                 Purchase of Shares...........................15

                                 Redemption of Shares.........................16

                                 Exchange of Shares...........................18

                                 Distributions................................20

                                 Taxes........................................20

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................22

                                 Share Classes................................22

                            FOR MORE INFORMATION..............................23

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Portfolio is a separate mutual fund.

------------------------------------------------------------------------------------------------------
SUMMARY
------------------------------------------------------------------------------------------------------
Investment Objective                The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation.
------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
------------------------------------------------------------------------------------------------------
Share Price Volatility               --    High
------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Portfolio invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Portfolio and its master fund have the same investment objective, policies and
                                           limitations.
                                     --    The Portfolio seeks to meet its investment objective by
                                           investing all or substantially all of its assets in the
                                           Small Cap Growth Series (the "Series"), which under normal market conditions, invests at least 80% of its net assets
                                           in securities of companies with a market capitalization, at the time of purchase, equal to or less than the largest
                                           stock in the S&P SmallCap 600 Index. As of September 30,
                                           2002, the market capitalization of companies that are in
                                           the S&P SmallCap 600 Index is between $         and
                                           $        . As market conditions change, so will the
                                           capitalizations of the companies that make up the S&P
                                           SmallCap 600 Index.
                                     --    The Series may invest in securities convertible into or
                                           exercisable for stock (including preferred stock, warrants and debentures), and certain option and financial futures
                                           contracts ("derivatives"). The Series may also invest in
                                           foreign securities, including American Depositary Receipts.

------------------------------------------------------------------------------------------------------------------------
Principal Risks                    An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk Information."
                                          --  An investment in the Portfolio is not a deposit of Wilmington Trust
                                              Company or any of its affiliates and is not insured or guaranteed by the
                                              Federal Deposit Insurance Corporation or any other government agency.
                                          --  It is possible to lose money by investing in the Portfolio. There is no guarantee that the stock market or the securities that the Series buys will increase in value.
                                          --  The Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
                                          --  Since the Series focuses its investments in small cap companies, the
                                              Portfolio is subject to greater volatility than a fund that invests in large cap stocks. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.
                                          --  The performance of the Portfolio and the Series will depend on whether or not the adviser is successful in pursuing an investment strategy.
                                          --  The Portfolio is also subject to other risks which are described under
                                              "Additional Risk Information."
------------------------------------------------------------------------------------------------------------------------
Investor Profile                          --  Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INSTITUTIONAL SHARES
----------------------------------------------------------      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                             None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees                                                0.95%
Distribution (12b-1) fees                                      None
Other expenses(2)                                              1.73%
TOTAL ANNUAL OPERATING EXPENSES(2)                             2.68%
Waivers/reimbursements                                         0.93%
Net expense                                                    1.75%

1 This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
2 "Other Expenses" are based on estimated amounts for the current fiscal year.
3 For Institutional Shares of the Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fees or reimburse expenses to the extent total annual operating expenses exceed 1.75%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year    3 Years
--------------------                                          ------    -------
Small Cap Growth Portfolio..................................   $178      $551

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                             WHAT ARE GROWTH FUNDS?

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

                           WHAT ARE SMALL CAP FUNDS?

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

     The Portfolio seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its total assets in the following equity or equity-related securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small cap companies");

         -- options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies;

         --  options on indices of the common stock of small cap companies; and

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts.

     Small cap companies are those whose capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 Index at the time of the Series' investment. As of September 30, 2002, the market capitalization of the
companies that make up the S&P Small Cap 600 Index was between $          and
$          . Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.

     The Series may also invest in certain option and financial futures contracts ("derivatives") foreign securities, including American Depositary Receipts.

     The investment adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By consistently investing in a diversified portfolio of high growth companies and by applying valuation disciplines, the investment adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

     The investment adviser uses a bottom-up approach to investing. This investment approach searches for potential investment opportunities in individual companies by researching a company's financial statements, underlying industry trends, competitive dynamics and other relevant information. The investment adviser uses a bottom up approach to not only identify new investment opportunities but also to evaluate existing investments on an ongoing basis to determine continued suitability.

     The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     The investment adviser's research team analyzes a broad universe of over 2,000 companies to identify potential research candidates. Companies are screened for several metrics including, but not limited to, revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

     Final investment candidates are evaluated and approved by the investment adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series will normally invest in up to 100 stocks. At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series and the Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Under normal market conditions, the Series' turnover rate is expected to be less than 200%.

Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Such factors could have the effect of lowering overall fund performance.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

         -- RISKS OF DEBT SECURITIES. The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- LIQUIDITY RISKS. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest has, and, therefore, could have effective voting control over the operation of a master fund.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2002, had assets under management of approximately $3.8 billion.

     The Small Cap Growth Series pays Roxbury a monthly fee advisory fee at the annual rate of 0.95% of the Series' average daily net assets.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The day-to-day management of the Series is the responsibility of Roxbury's investment committee which includes the following individuals. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

     STEVE MARSHMAN, CFA joined Roxbury in July of 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

     ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marving is a member of Roxbury's Small Cap Growth Investment Team. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

     BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Small Cap Growth Portfolio - Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your Institutional Shares in the Portfolio for shares of the following Wilmington Portfolios:

Wilmington Premier Money Market Portfolio

Wilmington Short/Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Large Cap Growth Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Mid Cap Growth Portfolio
Wilmington Small Cap Core Portfolio

Wilmington International Multi-Manager Portfolio

Wilmington Large Cap Value Portfolio

Wilmington Mid Cap Value Portfolio

Wilmington Small Cap Value Portfolio

Wilmington Balanced Portfolio

Wilmington Real Estate Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Portfolio shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                      WILMINGTON MID CAP GROWTH PORTFOLIO

                               OF WT MUTUAL FUND

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                      PROSPECTUS DATED             , 2003

     This prospectus gives vital information about the Wilmington Mid Cap Growth Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goal,
strategies, risks and
expenses of the Portfolio.       Summary...................................... 3

                                 Performance Information...................... 5

                                 Fees and Expenses............................ 6

                                 Example...................................... 7

                                 Investment Objective......................... 8

                                 Primary Investment Strategies................ 8

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................12

                                 Portfolio Managers...........................12

                                 Service Providers............................13

Policies and instructions
for opening, maintaining
and closing an account in
the Portfolio.              SHAREHOLDER INFORMATION

                                 Pricing of Shares............................14

                                 Purchase of Shares...........................15

                                 Redemption of Shares.........................16

                                 Exchange of Shares...........................18

                                 Distributions................................19

                                 Taxes........................................19

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................21

                                 Master/Feeder Structure......................21

                                 Share Classes................................21

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                      WILMINGTON MID CAP GROWTH PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Portfolio is a separate mutual fund.

------------------------------------------------------------------------------------------------------
SUMMARY
------------------------------------------------------------------------------------------------------
Investment Objective                 --    The WILMINGTON MID CAP GROWTH PORTFOLIO seeks superior
                                           long-term growth of capital.
------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
------------------------------------------------------------------------------------------------------
Share Price Volatility               --    Moderate to High
------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a corresponding mutual fund or
                                           "master fund," which in turn purchases investment
                                           securities. The Portfolio invests all of its assets in a
                                           master fund, which is a separate series of WT Investment
                                           Trust I. The Portfolio and its master fund have the same
                                           investment objective, policies and limitations.
                                     --    The Portfolio invests in the Mid Cap Series (the "Series"), which under normal market conditions, invests at least 80%
                                           of its net assets in securities of companies with a market capitalization, at the time of purchase, within the
                                           capitalization range of companies that make up the S&P
                                           MidCap 400 Index. As of September 30, 2002, the market
                                           capitalization of companies that are in the S&P MidCap 400
                                           Index is between $         and $        . As market
                                           conditions change, so will the capitalizations of the
                                           companies that make up the S&P MidCap 400 Index.

                                     --    The investment adviser purchases stocks, and in the case of foreign companies, American Depositary Receipts ("ADRs"),
                                           it believes exhibit consistent, above-average earnings
                                           growth, superior quality and attractive risk/reward
                                           characteristics. The investment adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates
                                           than the market's average rate. The investment adviser's
                                           approach focuses on stock selection and generally sells
                                           stocks when the risk/rewards of a stock turn negative, when company fundamentals deteriorate, or when a stock under
                                           performs the market or its peer group.
------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is
                                           not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Since the Series focuses its investments in mid cap
                                           companies, the Portfolio is subject to greater volatility
                                           than a fund that invests in large cap stocks. Mid cap
                                           companies tend to be more vulnerable than larger companies to adverse business or economic developments.
                                     --    The performance of the Series and Portfolio will depend on whether or not the investment adviser is successful in
                                           pursuing an investment strategy.
                                     --    Investments in a foreign market are subject to foreign
                                           security risk and the risk of losses caused by changes in
                                           foreign currency exchange rates.
                                     --    The Portfolio is also subject to other risks, which are
                                           described under "Additional Risk Information."
------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow
                                           and who are willing to accept more volatility for the
                                           possibility of higher returns.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not commenced operations as of the date of this prospectus. Accordingly, the following bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing you the performance of the Mid Cap Series, the Portfolio's master series, which has the same investment objective as the Portfolio. The master series' performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Series is treated differently than the Portfolio for Federal income tax purposes. Therefore, the performance information below does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio. Actual after tax-returns will depend on actual distributions that may be made by the Portfolio and your specific tax situation. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

                                  [BAR CHART]




                                                              RETURNS
                                                              -------
2001                                                            3.16%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF DECEMBER 31, 2002:      %

     This bar chart shows changes in the performance of the Portfolio's master series from calendar year to calendar year.

                               BEST QUARTER         WORST QUARTER
                               ------------         -------------
                                  17.58%               -20.00%
                              (June 30, 2001)    (September 30, 2001)

PLAIN TALK

                               WHAT IS AN INDEX?

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

                                                                          Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2001                 1 Year    (December 14, 2000)
---------------------------------------------                 ------    -------------------
Mid Cap Series Return Before Taxes..........................   X.XX%           X.XX%
S&P MidCap 400 Index
  (reflects no deduction for fees, expenses or taxes)(1)....  -0.62%           2.66%

1 The S&P MidCap 400 Index consists of 400 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P MidCap 400 Index proportionate to its market value.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INVESTOR SHARES
----------------------------------------------------------      ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price).......................         None
Maximum deferred sales charge...............................         None
Maximum sales charge imposed on reinvested dividends
  (and other distributions).................................         None
Redemption fee(a)...........................................        1.00%
Exchange fee(a).............................................        1.00%

(a) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees.............................................  0.75%
Distribution (12b-1) fees...................................  0.25%
Other expenses(2)...........................................  1.35%
TOTAL ANNUAL OPERATING EXPENSES(3)..........................  2.35%
Waivers/reimbursements......................................  0.55%
Net expenses................................................  1.80%

1 This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
2 "Other Expenses" are based on estimated amounts for the current fiscal year. 3 For Investor Shares of the Mid Cap Growth Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.80%. This waiver will remain in place until November 1, 2015 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2015) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year    3 Years
---------------                                               ------    -------
Mid Cap Growth Portfolio....................................   $183      $556

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON MID CAP GROWTH PORTFOLIO seeks superior long-term growth of capital. For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in a group of mid-cap securities that exceeds the return of the S&P MidCap 400 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                             WHAT ARE GROWTH FUNDS?

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

     The Portfolio invests its assets in the Series, which, under normal market conditions, invests at least 80% of its net assets in the following equity (or equity-related securities):

         -- common stocks of corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' total assets, at the time of purchase, have a market capitalization within the capitalization range of the S&P MidCap 400 Index ("mid cap companies");

         -- American Depositary Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded;

         --  securities convertible into mid cap companies; and

         --  options on common stock or options on stock indices.

     Mid-cap companies are those whose capitalization is within the market capitalization of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of September 30, 2002, the market capitalization of
companies that are in the S&P MidCap 400 Index is between $       and $       .
As market conditions change, so will the capitalizations of the companies that make up the S&P MidCap 400 Index.

     The investment adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the S&P MidCap 400 Index. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.

     The investment adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By consistently investing in a diversified portfolio of high growth companies and by applying valuation disciplines, the investment adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

     The investment adviser uses a bottom-up approach to investing. This investment approach searches for potential investment opportunities in individual companies by researching a company's financial statements, underlying industry trends, competitive dynamics and other relevant information. The investment adviser uses a bottom-up approach to not only identify new investment opportunities but also to evaluate existing investments on an ongoing basis to determine continued suitability.

     The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     The investment adviser's research team analyzes a broad universe of companies to identify potential research candidates. Companies are screened for several metrics including, but not limited to, revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

     Final investment candidates are evaluated and approved by the investment adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series may invest in up to 100 stocks. At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- MID CAP RISK: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

         -- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Portfolio.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest has, and, therefore, could have effective voting control over the operation of the master fund.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2002, had assets under management of approximately $3.8 billion.

     For the fiscal year ended June 30, 2002, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received advisory fees of 0.75% of the Series' average daily net assets.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

     The day-to-day management of the Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Mid Cap Growth Portfolio -- Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Mid Cap Growth Portfolio           Wilmington Mid Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Mid Cap Growth Portfolio           Wilmington Mid Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your shares in the Portfolio for Investor Shares of the following Portfolios:

    Wilmington Prime Money Market Portfolio       Wilmington Large Cap Growth Portfolio
    Wilmington U.S. Government Portfolio          Wilmington Large Cap Core Portfolio
    Wilmington Tax-Exempt Portfolio               Wilmington Small Cap Core Portfolio
                                                  Wilmington International Multi-Manager
    Wilmington Short/Intermediate Bond Portfolio  Portfolio
    Wilmington Broad Market Bond Portfolio        Wilmington Large Cap Value Portfolio
    Wilmington Municipal Bond Portfolio           Wilmington Mid Cap Value Portfolio
    Wilmington Balanced Portfolio                 Wilmington Small Cap Value Portfolio
    Wilmington Mid Cap Growth Portfolio           Wilmington Small Cap Growth Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually. Net realized gains or losses from foreign currency transactions in the Portfolio are included as a component of net investment income.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12b-1 FEES
--------------------------------------------------------------------------------

PLAIN TALK

                              WHAT ARE 12b-1 FEES?

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

     The Investor Shares of the Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the distributor for the sale and distribution of Investor Shares, and for services provided to Investor shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of average daily net assets for the Investor Shares of the Portfolio is 0.25%.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                      WILMINGTON MID CAP GROWTH PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                   PROSPECTUS DATED                   , 2003

     This prospectus gives vital information about the Wilmington Mid Cap Growth Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goal,
strategies, risks and
expenses of the Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................6

                                 Example.......................................7

                                 Investment Objective..........................8

                                 Primary Investment Strategies.................8

                                 Additional Risk Information..................10

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................11

                                 Portfolio Managers...........................12

                                 Service Providers............................13

Policies and instructions
for opening, maintaining
and closing an account in
the Portfolio.              SHAREHOLDER INFORMATION

                                 Pricing of Shares............................14

                                 Purchase of Shares...........................15

                                 Redemption of Shares.........................16

                                 Exchange of Shares...........................18

                                 Distributions................................19

                                 Taxes........................................19

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................21

                                 Share Classes................................21

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                      WILMINGTON MID CAP GROWTH PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Portfolio is a separate mutual fund.

------------------------------------------------------------------------------------------------------
SUMMARY
------------------------------------------------------------------------------------------------------
Investment Objective                 --    The WILMINGTON MID CAP GROWTH PORTFOLIO seeks superior
                                           long-term growth of capital.
------------------------------------------------------------------------------------------------------
Investment Focus                     --    Equity (or related) securities
------------------------------------------------------------------------------------------------------
Share Price Volatility               --    High
------------------------------------------------------------------------------------------------------
Principal Investment Strategy        --    The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a corresponding mutual fund or
                                           "master fund," which in turn purchases investment
                                           securities. The Portfolio invests all of its assets in a
                                           master fund, which is a separate series of WT Investment
                                           Trust I. The Portfolio and its master fund have the same
                                           investment objective, policies and limitations.
                                     --    The Portfolio invests in the Mid Cap Series (the "Series"), which under normal market conditions, invests at least 80%
                                           of its net assets in securities of companies with a market capitalization, at the time of purchase, within the
                                           capitalization range of companies that make up the S&P
                                           MidCap 400 Index. As of September 30, 2002, the market
                                           capitalization of companies that are in the S&P MidCap 400
                                           Index is between $         and $        . As market
                                           conditions change, so will the capitalizations of the
                                           companies that make up the S&P MidCap 400 Index.

                                     --    The investment adviser purchases stocks, and in the case of foreign companies, American Depositary Receipts ("ADRs"),
                                           it believes exhibit consistent, above-average earnings
                                           growth, superior quality and attractive risk/reward
                                           characteristics. The investment adviser analyzes the stocks of over 2,000 companies to search for high quality
                                           companies that are growing at substantially greater rates
                                           than the market's average rate. The investment adviser's
                                           approach focuses on stock selection and generally sells
                                           stocks when the risk/rewards of a stock turn negative, when company fundamentals deteriorate, or when a stock under
                                           performs the market or its peer group.
------------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --    An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is
                                           not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                     --    It is possible to lose money by investing in the Portfolio.
                                           There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.
                                     --    The Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and economic conditions.
                                     --    Since the Series focuses its investments in mid cap
                                           companies, the Portfolio is subject to greater volatility
                                           than a fund that invests in large cap stocks. Mid cap
                                           companies tend to be more vulnerable than larger companies to adverse business or economic developments.
                                     --    The performance of the Series and Portfolio will depend on whether or not the investment adviser is successful in
                                           pursuing an investment strategy.
                                     --    Investments in a foreign market are subject to foreign
                                           security risk and the risk of losses caused by changes in
                                           foreign currency exchange rates.
                                     --    The Portfolio is also subject to other risks, which are
                                           described under "Additional Risk Information."
------------------------------------------------------------------------------------------------------
Investor Profile                     --    Investors who want the value of their investment to grow
                                           and who are willing to accept more volatility for the
                                           possibility of higher returns.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Portfolio has not commenced operations as of the date of this prospectus. Accordingly, the following bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing you the performance of the Mid Cap Series, the Portfolio's master series, which has the same investment objective as the Portfolio. The master series' performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Series is treated differently than the Portfolio for Federal income tax purposes. Therefore, the performance information below does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio. Actual after tax-returns will depend on actual distributions that may be made by the Portfolio and your specific tax situation. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

                                  [BAR CHART]




                                                              RETURNS
                                                              -------
2001                                                           3.16%

       Calendar Year-to-Date Total Return as of December 31, 2002:      %

     This bar chart shows changes in the performance of the Portfolio's master series from calendar year to calendar year.

                               BEST QUARTER         WORST QUARTER
                               ------------         -------------
                                  17.58%               -20.00%
                              (June 30, 2001)    (September 30, 2001)

PLAIN TALK

                               WHAT IS AN INDEX?

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

                                                                          Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2001                 1 Year    (December 14, 2000)
---------------------------------------------                 ------    -------------------
Mid Cap Series Return Before Taxes                             X.XX%           X.XX%
S&P MidCap 400 Index (reflects no deduction for fees,
  expenses or taxes)(1)                                       -0.62%           2.66%

1 The S&P MidCap 400 Index consists of 400 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P MidCap 400 Index proportionate to its market value.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INSTITUTIONAL SHARES
----------------------------------------------------------      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                             None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees                                               0.75%
Distribution (12b-1) fees                                      None
Other expenses(2)                                             1.35%
TOTAL ANNUAL OPERATING EXPENSES(3)                            2.10%
Waivers/reimbursements                                        0.55%
Net expenses                                                  1.55%

1 This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
2 "Other Expenses" are based on estimated amounts for the current fiscal year.
3 For Institutional Shares of the Mid Cap Growth Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.55%. This waiver will remain in place until November 1, 2015 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2015) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year    3 Years
--------------------                                          ------    -------
Mid Cap Growth Portfolio....................................   $158      $490

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON MID CAP GROWTH PORTFOLIO seeks superior long-term growth of capital. For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in a group of mid-cap securities that exceeds the return of the S&P MidCap 400 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                             WHAT ARE GROWTH FUNDS?

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

     The Portfolio invests its assets in the Series, which, under normal market conditions, invests at least 80% of its net assets in the following equity (or equity-related securities):

         -- common stocks of corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' total assets, at the time of purchase, have a market capitalization within the capitalization range of the S&P MidCap 400 Index ("mid cap companies");

         -- American Depositary Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded;

         --  securities convertible into mid cap companies; and

         --  options on common stock or options on stock indices.

     Mid-cap companies are those whose capitalization is within the market capitalization of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of September 30, 2002, the market capitalization of
companies that are in the S&P MidCap 400 Index is between $       and $       .
As market conditions change, so will the capitalizations of the companies that make up the S&P MidCap 400 Index.

     The investment adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the S&P MidCap 400 Index. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.

     The investment adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By consistently investing in a diversified portfolio of high growth companies and by applying valuation disciplines, the investment adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

     The investment adviser uses a bottom-up approach to investing. This investment approach searches for potential investment opportunities in individual companies by researching a company's financial statements, underlying industry trends, competitive dynamics and other relevant information. The investment adviser uses a bottom-up approach to not only identify new investment opportunities but also to evaluate existing investments on an ongoing basis to determine continued suitability.

     The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     The investment adviser's research team analyzes a broad universe of over 2,000 companies to identify potential research candidates. Companies are screened for several metrics including, but not limited to, revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

     Final investment candidates are evaluated and approved by the investment adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series may invest in up to 100 stocks. At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- MID CAP RISK: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

         -- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Portfolio.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest has, and, therefore, could have effective voting control over the operation of the master fund.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2002, had assets under management of approximately $3.8 billion.

     For the fiscal year ended June 30, 2002, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received advisory fees of 0.75% of the Series' average daily net assets.

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

     The day-to-day management of the Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Mid Cap Growth Portfolio, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Mid Cap Growth Portfolio           Wilmington Mid Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  Regular mail:                                Overnight mail:
                  -------------                                ---------------
    Wilmington Mid Cap Growth Portfolio           Wilmington Mid Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within the family of funds.

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following Wilmington Portfolios:

     Wilmington Premier Money Market Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Small Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Mid Cap Value Portfolio

     Wilmington Small Cap Value Portfolio

     Wilmington Balanced Portfolio

     Wilmington Real Estate Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually. Net realized gains or losses from foreign currency transactions in the Portfolio are included as a component of net investment income.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

    WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                                 WT MUTUAL FUND

                        WILMINGTON REAL ESTATE PORTFOLIO

                        BALENTINE REAL ESTATE PORTFOLIO

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

-------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                              _____________, 2003

-------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's current prospectus, as amended from time to time. A copy of the current prospectuses for the Portfolios and annual report may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

The Portfolios and their master series' have not commenced operations as of the date of this Statement of Additional Information. Therefore, financial statements for the Portfolios are not currently available.

                               TABLE OF CONTENTS

GENERAL INFORMATION.....................................................    1

INVESTMENT POLICIES.....................................................    1

INVESTMENT LIMITATIONS..................................................    5

TRUSTEES AND OFFICERS...................................................    8

CODE OF ETHICS..........................................................   15

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................   15

INVESTMENT ADVISORY SERVICES............................................   16

SUB-ADVISORY SERVICES...................................................   16

ADMINISTRATION AND ACCOUNTING SERVICES..................................   17

ADDITIONAL SERVICE PROVIDERS............................................   17

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN..............................   17

BROKERAGE ALLOCATION AND OTHER PRACTICES................................   18

CAPITAL STOCK...........................................................   19

PURCHASE, REDEMPTION AND PRICING OF SHARES..............................   19

DIVIDENDS...............................................................   21

TAXATION OF THE PORTFOLIO...............................................   21

CALCULATION OF PERFORMANCE INFORMATION..................................   25

FINANCIAL STATEMENTS....................................................   29

APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY
         CONTRACT STRATEGIES ...........................................  A-1

APPENDIX B - DESCRIPTION OF RATINGS ....................................  B-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end investment management company that was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998. Pursuant to the Fund's Amended and Restated Agreement and Declaration of Trust, the Fund may establish additional series of beneficial interest of the Fund from time to time.

The Fund has established the Wilmington Real Estate Portfolio and the Balentine Real Estate Portfolio (collectively, the "Portfolios") and this Statement of Additional Information pertains only to such Portfolios. Each Portfolio may issue Institutional and Investor class shares.

                              INVESTMENT POLICIES

The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in their master fund, Real Estate Series (the "Series"), a series of WT Investment Trust I (the "Trust").

The investment objective of each Portfolio is to achieve long-term growth of capital and high current income. Each Portfolio's investment objective is considered a fundamental policy and may not be changed without shareholder approval. As with other mutual funds, there is no assurance that the Portfolios will achieve their investment objective.

Each Portfolio seeks its investment objective by investing all of its assets in the Series. Under normal market conditions, the Series will invest at least 80% of its net assets in securities of real estate and real estate-related companies. The foregoing policy is not considered a fundamental policy and may be changed upon 60 days' notice to shareholders.

REAL ESTATE COMPANIES. Under normal market conditions, the Series will invest at least 80% of its total assets securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by Real Estate Companies, including REITs. A "Real Estate Company" is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. As part of this policy, the Series may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. Substantially all of the equity securities of Real Estate Companies in which the Series intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Series may invest up to 20% of its total assets in U.S. Government obligations and other debt securities, including convertible debt securities, issued by Real Estate Companies.

REITs. The Series may invest all of its assets in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

         - Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.

         - Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.

         - Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Series may invest in both publicly and privately traded REITs.

FOREIGN SECURITIES. The Series may invest up to 25% of its assets in foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). ADRs and EDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CASH MANAGEMENT. The Series may invest its assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Series. Certain of these instruments are described below.

MONEY MARKET FUNDS. The Series may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). See "Investment Company Securities."

         - U.S. GOVERNMENT OBLIGATIONS. The Series may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

         -        COMMERCIAL PAPER. The Series may invest in commercial paper.
                  Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser or sub-adviser to be of comparable quality.

         -        BANK OBLIGATIONS. The Series may invest in U.S.
                  dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

                  Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

         - BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

         - CERTIFICATES OF DEPOSIT. A certificate of deposit is a debt instrument issued by a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

         - TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

INVESTMENT COMPANY SECURITIES. The Series may make investments in investment company securities (including money market funds) subject to the limitations under the 1940 Act. These limitations currently provide, in part, that a Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series' total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Series would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Each Portfolio's investments of its assets in the Series pursuant to the master/feeder structure are excepted from the above limitations.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Series' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser or a sub-adviser, as applicable, to be of comparable quality. In addition, the Series may invest in non-convertible debt securities issued by foreign governments, international agencies, and private foreign issuers that, at the time of purchase, are rated A or better by an NRSRO, or, if not rated, are judged by the adviser or one or more of the sub-advisers to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Series' purchase of the security, the adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of the Series to retain the security.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real estate property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Veterans Administration. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments - "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

RISKS OF MORTGAGE-RELATED SECURITIES. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Series may engage in certain hedging strategies that involve options, futures, forward currency exchange contracts and equity swaps. These hedging strategies are described in detail in Appendix A.

SHORT SALES. In a short sale, the Series does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Series is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Series will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security, or when the Series does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Series owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Series' position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Series may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Series will only make short sales "against the box," meaning that at all times when a short position is open, the Series owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Series will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. The Series may pledge no more than 10% of its total assets as collateral for short sales against the box.

REPURCHASE AGREEMENTS. The Series may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Series if the other party to the repurchase agreement becomes bankrupt), it is the policy of the Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Series' investment limitations.

ILLIQUID SECURITIES. The Series may invest no more than 15% of its net assets in securities that at the time of purchase are illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Series' investment adviser to the Board of Trustees.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") or an exemption from registration. The Series is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. The Series may from time to time lend its portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Series exceed one-third of the value of the Portfolio's total assets taken at fair market value. The Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser or sub-adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

PORTFOLIO TURNOVER. It is anticipated that the portfolio turnover rates for the Series, and, in turn, each of the Portfolios will be less than 100%.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolios and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of a Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or redemptions of shares will not be considered a violation of the limitation. The following limitations apply to each Portfolio to the same extent as it applies to the Series.

As a matter of fundamental policy, the Series will not:

         1. purchase the securities of any one issuer, if as a result, more than 5% of the Series' total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Series may invest up to 25% of its total assets without regard to these limitations;
                  (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

         2. purchase any security if, as a result of that purchase, 25% or more of the Series' total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

                  However, the Series may invest more than 25% of its total assets in the real estate industry and intends to be concentrated in the securities of domestic and foreign real estate and real estate related companies. For purposes of this policy, real estate and real estate related companies consist of companies (i) that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

         3. borrow money, provided that the Series may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Series' total assets;

         4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

         5. underwrite any issue of securities, except to the extent that the Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

         6. purchase or sell real estate, provided that the Series may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

         7. purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Series may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         8. purchase or sell physical commodities, provided that the Series may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

         9. issue senior securities or borrow money except as permitted under the 1940 Act.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as a series of WT Investment Trust I.

The following non-fundamental policies apply to the Series unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The Series will not:

         1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

         2. make short sales of securities except short sales against the box;

         3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

         4. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets; and

         5. borrow money in an amount greater than 33 1/2% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolios may not borrow for leveraging, but may borrow for temporary or emergency purposes, in response to adverse market conditions, or for cash management purposes.

When engaging in options, futures and forward currency contract strategies, the Series will either: (1) set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

                             TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Fund, the Trust or its investment advisers and sub-advisers within the meaning of the 1940 Act. Each person who is not an "interested person" of the Fund, the Trust or its investment advisers or sub-advisers within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refer to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

                                                                                       NUMBER OF
                                                                     PRINCIPAL       PORTFOLIOS IN
                                              TERM OF OFFICE AND   OCCUPATION(S)      FUND COMPLEX         OTHER
                           POSITION(S) HELD     LENGTH OF TIME    DURING PAST FIVE    OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH TRUST            SERVED             YEARS            TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)         Trustee,      Shall serve until    Chief Investment         40       Rodney Square
Date of Birth: 2/49          President and   death, resignation   Officer of                        Management
                            Chairman of the  or removal.          Wilmington Trust                  Corporation
                                 Board       Trustee, President   Company since                     (registered
                                             and Chairman of the  February 1996.                    investment adviser)
                                             Board since October
                                             1998.

-----------------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS, JR.(2)     Trustee      Shall serve until    Managing Director        40       None
Date of Birth: 11/36                         death, resignation   and Senior
                                             or removal.          Portfolio
                                             Trustee since        Manager, Roxbury
                                             October 1999.        Capital
                                                                  Management LLC
                                                                  (registered
                                                                  investment
                                                                  adviser) since
                                                                  1998. Prior to
                                                                  1998, Principal,
                                                                  Roger Engemann &
                                                                  Associates
                                                                  (investment
                                                                  management firm).

-----------------------------------------------------------------------------------------------------------------------

1 Mr. Christian is an Interested Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an Interested Trustee by reason of his position as President of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                             PRINCIPAL         FUND COMPLEX         OTHER
                              POSITION(S) HELD    TERM OF OFFICE AND    OCCUPATION(S) DURING    OVERSEEN BY   DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE            WITH TRUST      LENGTH OF TIME SERVED    PAST FIVE YEARS         TRUSTEE         BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                      Trustee      Shall serve until       Founder and                  40       None
Date of Birth: 3/44                             death, resignation or   co-manages, R. H.
                                                removal. Trustee        Arnold & Co., Inc.
                                                since May 1997.         (investment banking
                                                                        company) since 1989.

---------------------------------------------------------------------------------------------------------------------------------
ERIC BRUCKER                       Trustee      Shall serve until       Dean, School of              40       None
Date of Birth: 12/41                            death, resignation or   Business
                                                removal. Trustee        Administration of
                                                since October 1999.     Widener University
                                                                        since July 2001.
                                                                        Prior to that, Dean,
                                                                        College of Business,
                                                                        Public Policy and
                                                                        Health at the
                                                                        University of Maine
                                                                        from September 1998
                                                                        to June 2001 and
                                                                        Dean, School of
                                                                        Management at the
                                                                        University of
                                                                        Michigan prior to
                                                                        September 1998.

----------------------------------------------------------------------------------------------------------------------------------
NICHOLAS A. GIORDANO               Trustee      Shall serve until       Consultant, financial        40        Kalmar Pooled
Date of Birth: 3/43                             death, resignation or   services                               Investment Trust;
                                                removal. Trustee        organizations from                     Independence Blue
                                                since October 1998.     1997 to present;                       Cross; Fotoball,
                                                                        Interim President,                     U.S.A. (sporting
                                                                        LaSalle University                     and athletics
                                                                        from 1998 to 1999;                     goods
                                                                        President and Chief                    manufacturer),
                                                                        Executive Officer,                     DaisyTek
                                                                        Philadelphia Stock                     International
                                                                        Exchange from 1981 to                  (wholesale paper
                                                                        1997.                                  and paper
                                                                                                               products); and
                                                                                                               Selas Corporation
                                                                                                               of America
                                                                                                               (industrial
                                                                                                               furnaces and
                                                                                                               ovens).
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                 NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                             PRINCIPAL         FUND COMPLEX          OTHER
                              POSITION(S) HELD    TERM OF OFFICE AND    OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE            WITH TRUST      LENGTH OF TIME SERVED    PAST FIVE YEARS         TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN JR.                    Trustee      Shall serve until       Self-employed                40        Manville Personal
Date of Birth: 5/35                             death, resignation or   financial consultant                   Injury Settlement
                                                removal. Trustee        since 1991.                            Trust
                                                since October 1999.

------------------------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II               Trustee      Shall serve until       Managing Partner,            40        None
Date of Birth: 9/44                             death, resignation or   Mariemont Holdings,
                                                removal. Trustee        LLC, (real estate
                                                since October 1999.     holding and
                                                                        development company)
                                                                        since 1980.

------------------------------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN                   Trustee      Shall serve until       Retired since 1993.          40        St. Joe Paper Co.
Date of Birth: 5/32                             death, resignation or
                                                removal. Trustee
                                                since October 1999.

------------------------------------------------------------------------------------------------------------------------------------
MARK A. SARGENT                    Trustee      Shall serve until       Dean and Professor           40        St. Thomas More
Date of Birth: 4/51                             death, resignation or   of Law, Villanova                      Society of
                                                removal. Trustee        University School of                   Pennsylvania.
                                                since November 2001.    Law since July 1997.
                                                                        Associate Dean for
                                                                        Academic Affair,
                                                                        University of
                                                                        Maryland School of
                                                                        Law from 1994 to
                                                                        1997.

-----------------------------------------------------------------------------------------------------------------------------------

As of the date of this Statement of Additional Information, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Trust's investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with each entities.

EXECUTIVE OFFICERS

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                              PRINCIPAL          FUND COMPLEX       OTHER
                                  POSITION(S)      TERM OF OFFICE AND    OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           HELD WITH TRUST  LENGTH OF TIME SERVED     PAST FIVE YEARS         OFFICER     HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG                  Vice President   Shall serve at the      Vice President,             N/A              None
1100 N. Market Street                            pleasure of the Board   Wilmington Trust
Wilmington, DE 19890                             and until successor     Company Since 1986.
Date of Birth: 12/54                             is elected and
                                                 qualified. Officer
                                                 since October 1998.

----------------------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the      Vice President,             N/A              None
1100 North Market Street                         pleasure of the Board   Rodney Square
Wilmington, DE 19809                             and until successor is  Management
Date of Birth: 1/57                              elected and             Corporation since
                                                 qualified. Officer      1992.
                                                 since November 1999.

----------------------------------------------------------------------------------------------------------------------------------
FRED FILOON                     Vice President   Shall serve at the      Senior Vice                 N/A       Chairman, Round
520 Madison Avenue                               pleasure of the Board   President, CRM LLC                    Hill Community
New York, NY 10022                               and until successor is  since 1989.                           Church,
Date of Birth: 3/42                              elected and                                                   Retirement Board
                                                 qualified. Officer                                            of the Town of
                                                 since August 2000.                                            Greenwich.

----------------------------------------------------------------------------------------------------------------------------------
JOHN R. GILES                   Vice President   Shall serve at the      Vice President,             N/A              None
1100 N. Market Street           and Chief        pleasure of the Board   Wilmington Trust
Wilmington, DE 19890            Financial        and until successor is  Company since 1996.
Date of Birth: 8/57             Officer          elected and
                                                 qualified. Officer
                                                 since December 1999.

----------------------------------------------------------------------------------------------------------------------------------
PAT COLLETTI                    Vice President   Shall serve at the      Vice President and          N/A              None
400 Bellevue Parkway            and Treasurer    pleasure of the Board   Director of
Wilmington, DE 19809                             and until successor is  Investment Accounting
Date of Birth:  11/58                            selected and            and Administration of
                                                 qualified. Officer      PFPC Inc. since 1999.
                                                 since May 1999.         From 1986 to April
                                                                         1999, Controller for
                                                                         the Reserve Funds.
----------------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                              PRINCIPAL          FUND COMPLEX       OTHER
                                  POSITION(S)      TERM OF OFFICE AND    OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE          HELD WITH TRUST   LENGTH OF TIME SERVED     PAST FIVE YEARS         OFFICER     HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
LEAH M. ANDERSON                  Secretary     Shall serve at the       Officer, Wilmington         N/A              None
1100 N. Market Street                           pleasure of the Board    Trust Company since
Wilmington, DE 19890                            and until successor is   1998. Officer,
Date of Birth: 8/65                             elected and qualified.   Rodney Square
                                                Officer since            Management
                                                November 2002.           Corporation since
                                                                         1992.
---------------------------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight management of the Fund. Currently, the Board is comprised of nine individuals, two of whom are considered "interested" Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of each Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Currently, the Board has a Nominating Committee, an Audit Committee, a Regulatory Oversight Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board's Nominating Committee is comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen are the Independent Trustees serve on the Nominating Committee. The Nominating Committee meets on an ad hoc basis and is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2002, there was one meeting of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board's Audit Committee is comprised of Messrs. Arnold, Giordano and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the Fund's financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2002, there were three meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board's Regulatory Oversight Committee is comprised of Messrs. Arnold Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Fund. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2002, there were four meetings of the Regulatory Oversight Committee.

VALUATION COMMITTEE. The Board's Valuation Committee is comprised of officers of the Fund, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of portfolio securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Portfolios. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation
Committee's meeting. During the fiscal year ended June 30, 2002, there was one meeting held by the Valuation Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund of the Trust and in all registered investment companies overseen by the Trustee within the Fund's family of investment companies, as of [December 31, 2002.] Such securities were valued on such date.

                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY SECURITIES IN     COMPANIES OVERSEEN BY TRUSTEE WITHIN THE
NAME OF TRUSTEE                                      THE PORTFOLIO                     FAMILY OF INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Robert J. Christian                                      None                                   Over $100,000

William P. Richards                                      None                                       None

INDEPENDENT TRUSTEES

Robert Arnold                                            None                                       None

Eric Brucker                                             None                                       None

Nicholas Giordano                                        None                                       None

Louis Klein, Jr.                                         None                                       None

Clement C. Moore, II                                     None                                   Over $100,000

John J. Quindlen                                         None                                   Over $100,000

Mark A. Sargent                                          None                                       None

[As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Trust's advisers, sub-advisers or the distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.]

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS APPROVAL. Each of the Portfolio's assets are invested in a corresponding series of the Trust that has the same investment objectives, strategies and limitations as the investing Portfolio. Since each Portfolio operates as a "feeder fund" in a master/feeder structure with the Series, neither of the Portfolios have an investment adviser that directly manages its assets. The Portfolios receive investment advisory services indirectly from the investment adviser and sub-advisers of the Series. The Trust has retained Balentine & Company LLC ("Balentine") to manage the assets of certain series of the Trust pursuant to an investment advisory agreement (the "Advisory Agreement") which has been approved by the Board of Trustees of the Trust, including the Independent Trustees. The Trust and Balentine have agreed to retain AEW Management and Advisors, L.P., an affiliate of AEW Capital Management, L.P. ("AEW"), and The Real Estate Management Services Group LLC ("REMS") to manage the day-to-day investment activities of the Series pursuant to separate sub-advisory agreements (collectively, the "Sub-Advisory Agreements"). Each Advisory Agreement and Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the advisory contract reflects the exercise of its business judgment. During its review of the Series' Advisory Agreement and Sub-Advisory Agreements, the Board considered many factors, including: 1) the investment objective of the Portfolios and Series; 2) the management philosophy, personnel and processes of Balentine and the sub-advisers; 3) the expectations of shareholders; 4) the state of competition in the mutual fund industry; 5) comparable fees in the mutual fund industry; 6) the range and quality of services to be provided to the Series, the Portfolios and their shareholders in addition to investment advisory services; and 7) the Portfolios' relationship to other portfolios in the Wilmington family of funds.

The Board also considered the compensation and benefits that may be received by Balentine and each sub-adviser. This includes fees for services that may be provided to the Series by Balentine, the sub-advisers or their respective affiliates and research services received by them from brokers that execute Series trades, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services that will be provided by the adviser, including Balentine's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the Series grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the Balentine and the sub-advisers' relationship with the Portfolios; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about the facts bearing on the services and fees of the adviser and sub-advisers. The Board was aware of these factors and took them into account in its review of the Series' Advisory and Sub-Advisory Agreements.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and was assisted by the advice of legal counsel. The Board's evaluation of an Advisory or Sub-Advisory Agreement is based on reports concerning matters such as: the investment philosophy, personnel and processes of Balentine and the sub-advisers; the Series' short-term and long-term performance goals (in absolute terms as well as in relationship to its particular investment program and certain competitor funds); the estimated and actual fund operating expenses (including the advisory fee itself and the overall expense structure of the Portfolios, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services to be provided to the Series by Balentine, the sub-advisers and their respective affiliates; compliance and audit reports concerning Balentine, the sub-advisers and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of the Portfolio to the other portfolios in the Wilmington family of funds, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between portfolios.

Not all of the factors and considerations identified above were relevant to the Series, nor did the Board consider any one of them to be determinative. The Board based its decision to approve an Advisory Agreement or Sub-Advisory Agreement on all the relevant factors, and with a view to long-term considerations.

The Advisory Agreement and each Sub-Advisory Agreement may be terminated by the Trust or the applicable adviser on sixty days written notice without penalty. The Advisory Agreement and Sub-Advisory Agreements will also terminate automatically in the event of its assignment as defined in the 1940 Act.

For more information on the Advisory Agreement, see "Investment Advisory Services," and for more information on the Sub-Advisory Agreements, see "Sub-Advisory Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2002 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                         TOTAL
                                 AGGREGATE        PENSION OR RETIREMENT          ESTIMATED           COMPENSATION
                             COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON    FROM FUND COMPLEX
INDEPENDENT TRUSTEE                FUND           PART OF FUND EXPENSES         RETIREMENT         PAID TO TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Robert Arnold                     $21,649                  None                    None                 $34,550

Eric Brucker                      $21,649                  None                    None                 $34,550

Nicholas Giordano                 $20,960                  None                    None                 $33,450

Louis Klein, Jr.                  $20,960                  None                    None                 $33,450

Clement C. Moore, II              $21,649                  None                    None                 $34,550

John Quindlen                     $20,960                  None                    None                 $33,450

Mark A. Sargent                   $12,440                  None                    None                 $19,850

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, each investment adviser and sub-adviser to the Series of the Trust has adopted a Code of Ethics.

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Joint Code of Ethics adopted by the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by Balentine, AEW and REMS, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Fund's registration statement with the SEC.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of the Portfolio. As of [December 1, 2002], no person owned of record 5% or more of the outstanding shares of either Portfolio.

                          INVESTMENT ADVISORY SERVICES

BALENTINE & COMPANY L.L.C.

Balentine serves as the investment adviser to the Series. Balentine is located at The Pinnacle, Suite 2000, 3455 Peachtree Road, Atlanta, GA 30326. Balentine is a wholly owned subsidiary of Balentine Delaware Holding Company, LLC, which is an indirect wholly owned subsidiary of WT Investments, Inc., an investment holding company. Therefore, Balentine may be deemed to be controlled by WT Investments, Inc.

For investment advisory services rendered, Balentine is paid a monthly advisory fee at an annual rate of 0.35% of the Series' average daily net assets.

Balentine has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.75% with respect to the Institutional Shares of the Balentine Real Estate Portfolio and the Wilmington Real Estate Portfolio and 2.00% with respect to the Investor Shares of the Balentine Real Estate Portfolio and the Wilmington Real Estate Portfolio. This undertaking will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

ADVISORY SERVICES. Under the terms of Advisory Agreement, Balentine agrees to:
(a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Series and its investment activities. Additionally, each adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. Balentine and the Trust may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Advisory Agreement provides that Balentine shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Fund and the Trust who are affiliated with Balentine and the salaries of all personnel of Balentine performing services for the Trust relating to research, statistical and investment activities are paid by Balentine.

                             SUB-ADVISORY SERVICES

The sub-advisers to the Series are AEW Management and Advisors, L.P., an affiliate of AEW Capital Management, L.P. ("AEW"), and The Real Estate Management Services Group LLC ("REMS").

AEW, a registered investment adviser, is located at Two Seaport Lane, World Trade Center East, Boston, MA 02210. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2002.

REMS, a registered investment adviser, is located at 1100 Fifth Avenue South, Suite 301, Naples, FL 34102. Edward Turville, a managing director of REMS and portfolio manager of the Series, and Beach Investment Counsel, Inc., a registered investment adviser with approximately $275 million in assets under management, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of REMS.

For investment advisory services rendered, each sub-adviser is paid a monthly advisory fee at an annual rate of 0.70% of the average daily net assets under the sub-adviser's management.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority (including the selection of brokers and dealers for the execution of the Series' portfolio transactions) with respect to the portion of the Series' assets allocated to it by Balentine, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Series' investment objective, policies and restrictions and the instructions of the Board of Trustees and Balentine.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory agreement continues in effect for two years and then from year to year so long as continuance of each such agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Portfolio's outstanding voting securities) or by Balentine or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, Rodney Square Management Corporation ("RSMC"), an affiliate of the Fund, performs certain administrative and accounting services for the Fund. For its services, the Fund pays RSMC a fee of 0.09% of the Portfolios' average daily net assets up to $1 billion; 0.07% of the next $500,0000 of average daily net assets; 0.05% of the next $500,000 average daily net assets; and 0.03% of the Portfolios' average daily net assets that are greater than $2 billion.

The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting the advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and maintaining records relating to the securities transactions of the Portfolio.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to the Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Portfolios.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19809.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890, serves as the Transfer agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, serves as the underwriter of the Portfolios' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolios are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor class shares of the Portfolios and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolios' Plans of Distribution adopted pursuant to Rule
12b-1 under the 1940 Act (the "12b-1 Plan"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolios' Institutional Shares.

The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to a Portfolio (i) (by vote of a majority of the Trustees of the Portfolios who are not interested persons of the Portfolios and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Portfolios or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of any Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to a Portfolio. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan regardless of the Distributor's expenses. The Investor class 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of a Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees, the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Portfolios, and for other distribution expenses.

Under the 12b-1 Plan, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by a Portfolio of the distribution of its Investor class shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The adviser and sub-advisers place all portfolio transactions on behalf of the Series. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the advisers and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, each adviser considers, among other things:
(i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series, the adviser, or sub-advisers.

The advisers and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, each adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the advisers in serving its other clients, as well as in serving the Series. Conversely, information provided to the advisers by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to the Series. Portfolio transactions, however, will not be directed by the Series to dealers solely on the basis of research services provided.

Some of the advisers' or sub-advisers' other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the advisers and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                                 CAPITAL STOCK

Each Portfolio offers Institutional and Investor Shares. Shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Investor Shares bear Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio and class take separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of the Portfolio.

The Portfolios do not hold annual meetings of shareholders, The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of a Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Portfolio IRA, call the Transfer agent at (800) _________. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase shares of a Portfolio through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at its offering price at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m.,

Eastern time). For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer agent at (800) _______. This service is generally not available for Wilmington Trust trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of shares of a Portfolio through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares of a Portfolio.

Systematic Withdrawal Plan: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of a Portfolio, the Transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares of the Wilmington Real Estate Portfolio through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares of the Wilmington Real Estate Portfolio or Balentine Real Estate Portfolio through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, PFPC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Portfolios will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over a Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of a Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of a Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Portfolio is open for business. Each Portfolio is open for business on days when the Exchange and the transfer agent are open for business.

In valuing a Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by a Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of a Portfolio. Calculation of a Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                   DIVIDENDS

Dividends from net investment income and distributions of short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers are declared and paid to shareholders annually.

                           TAXATION OF THE PORTFOLIO

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations, as well as meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolios are permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includible gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned the shares in a Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolios in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if shares of a Portfolio are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

It is anticipated that all or a portion of the dividends from the net investment income of each Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Portfolios are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Portfolio's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Each Portfolio will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as qualifying for the dividends received deduction.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, a Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolios will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Portfolios may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or holding period). The balance of the PFIC income will be included in a Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Portfolios may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolios also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolios for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as excess distribution (as ordinary income).

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by a Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Portfolio attempts to monitor its Section 988 transactions to minimize any adverse tax impact.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of a Portfolio on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolios. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolios may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolios will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of a Portfolio's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                            T = (ERV/P)1/n - 1

          Where:  P        =       a hypothetical initial investment of $1,000

                  T        =       average annual total return

                  n        =       number of years

                  ERV      =       ending redeemable value: ERV is the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of a Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)(n) = ATV(D)

                  Where:

                  P = a hypothetical initial payment of $1,000.

                  T = average annual total return (after taxes on distributions)

                  n = number of years.

                  ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in a Portfolio during the periods is reflected.

Each Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable 'ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. Each Portfolio assumes that the redemption has no tax consequences. Each Portfolio calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain).

The taxable amount and tax character of each distribution will be as specified by a Portfolio on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Portfolio calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. Each Portfolio has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of a Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1 + T)(n) = ATV(DR)

                  Where:

                  P = a hypothetical initial payment of $1,000.

                  T = average annual total return (after taxes on distributions and redemption).

                  n = number of years.

                  ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected.

Each Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. Each Portfolio calculates the taxes due on any distributions as described above under 'Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable 'ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. Each Portfolio calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges).

Each Portfolio separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolio includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. Each Portfolio does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Each Portfolio calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. Each Portfolio assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD CALCULATIONS. From time to time, a Portfolio may advertise its yield. Yield for the Portfolios is calculated by dividing a Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                YIELD = 2[((A-B)/CD + 1)6-1]

                where:

                a =  dividends and interest earned during the period;

                b =  expenses accrued for the period (net of reimbursements);

                c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                d = the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by a Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by a Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by a Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolios' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolios' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolios. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Portfolio.

In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

From time to time, in marketing and other literature, the Portfolios' performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, a Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Portfolio's investment policies and investments, a Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

                              FINANCIAL STATEMENTS

As of the date of this Statement of Additional Information, the Portfolios and the Series have not commenced operations. Therefore, financial statements and financial highlights of the Portfolios and the Series are not available.

                                   APPENDIX A

           OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Series, the adviser and sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser and sub-adviser expect to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with a Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Series may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

The Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

- The Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

- The Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

The Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

The Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

The Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser or sub-adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

The Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

         - the Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

         - the Series will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value.

Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

The Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of the Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. The Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series' foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the use of futures contracts and related options, particular note should be taken of the following:

         1.       Successful use of futures contracts and related options will depend upon the advisers or sub-adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, the Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

         4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         6. As is the case with options, the Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Series' sub-advisers may use forward currency contracts, options, futures contracts, equity swaps and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the adviser or the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Series or which the adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, the Series will not enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Series may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Series may enter into forward currency contracts with respect to specific transactions. For example, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Series may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Series will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Series also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Series' securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Series is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Series to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At or before the maturity date of a forward contract requiring the Series to sell a currency, the Series may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Series will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Series may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Series would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Series owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

SWAP AGREEMENTS. The Series may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Series than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interests rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Series would calculate the obligations on a "net basis." Consequently, the Series' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Series. The Series will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Series' total assets.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa:     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:       Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:     Bonds that are rated Baa are considered as medium-grade obligations
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:     Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:       Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA -    Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -     Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ -   Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -    Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 WT MUTUAL FUND
                     WILMINGTON SMALL CAP GROWTH PORTFOLIO
                      WILMINGTON MID CAP GROWTH PORTFOLIO

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

_______________________________________________________________________________

                      STATEMENT OF ADDITIONAL INFORMATION

                              _____________, 2003

_______________________________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Portfolio's current prospectus, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and from certain financial professionals such as broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 497-2960.

The Portfolio and its master series have not commenced operations as of the date of this Statement of Additional Information. Therefore, financial statements for the Portfolio are not currently available.

                               TABLE OF CONTENTS

GENERAL INFORMATION.....................................................    1
INVESTMENT POLICIES.....................................................    1
INVESTMENT LIMITATIONS..................................................    3
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................   12
INVESTMENT ADVISORY AND OTHER SERVICES..................................   12
ADDITIONAL SERVICE PROVIDERS............................................   14
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN..............................   15
BROKERAGE ALLOCATION AND OTHER PRACTICES................................   16
CAPITAL STOCK AND OTHER SECURITIES......................................   17
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................   17
DIVIDENDS...............................................................   19
TAXATION OF THE FUND....................................................   19
CALCULATION OF PERFORMANCE INFORMATION..................................   23
FINANCIAL STATEMENTS....................................................   26
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES...............    1
APPENDIX B..............................................................    1
DESCRIPTION OF RATINGS..................................................    1
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY
      CONTRACT STRATEGIES ..............................................  A-1
APPENDIX B - DESCRIPTION OF RATINGS ....................................  B-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company that was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998 The Fund is authorized to issue series of beneficial interests and class thereof.

This Statement of Additional Information relates to only to the Institutional and Investor Class Shares of Wilmington Small Cap Growth Portfolio and Wilmington Mid Cap Growth Portfolio (each, a "Portfolio"), a portfolio of the Fund. All references to the Portfolio shall include references to the Series (as defined herein) in which the Portfolio invests.

                              INVESTMENT POLICIES

The Small Cap Growth Portfolio seeks to meet its investment objective of long-term capital appreciation by investing all of its investable assets in the Small Cap Growth Series of WT Investment Trust I (the "Trust"). Mid Cap Growth Portfolio seeks to meets its investment objective of superior long term-growth of capital by investing all of its investable assets in the Mid Cap Series of the Trust. For purposes of this investment objective, "superior long-term growth of capital" means long-term growth of capital from an investment in a group of mid cap securities that exceeds the return of the S&P MidCap 400 Index.

The Mid Cap Series and the Small Cap Growth Series (each, a "Series") have the same investment objective, policies and limitations as Mid Cap Growth Portfolio and the Small Cap Growth Portfolio, respectively. Each Portfolio's investment objective is considered a fundamental policy and may not be changed without shareholder approval. As with other mutual funds, there is no assurance that a Portfolio will achieve its investment objective.

Under normal market conditions, the Small Cap Growth Series will invest at least 80% of its net assets in securities of companies with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index. As of December 31, 2002, the market capitalization of the companies that make up the S&P SmallCap 600 Index is between $_____________ and $______________.

Under normal market conditions, the Mid Cap Series will invest at least 80% of its net assets in securities of companies with a market capitalization, at the time of purchase, within the capitalization range of companies that make up in the S&P MidCap 400 Index. As of December 31, 2002, the market capitalization of the companies that make up the S&P MidCap 400 Index is between $_____________ and $______________.

The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in their corresponding Series. Although each Series invests principally in common stocks, it may make other kinds of investments from time to time.

CASH MANAGEMENT. Each Series may invest in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Series. Certain of these instruments are described below.

         - MONEY MARKET FUNDS. Each Series may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide, in part, that a Series may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series' total assets were to be invested in the aggregate in all investment companies.

         - U.S. GOVERNMENT OBLIGATIONS. Each Series may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government.

         - COMMERCIAL PAPER. Each Series may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A Series may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by Roxbury to be of comparable quality. See "Appendix B - Description of Ratings."

         - BANK OBLIGATIONS. Each Series may invest in U.S.dollar-denominated obligations of major banks, including certificates of deposits, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U. S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Series' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, or if unrated, are determined by Roxbury to be of comparable quality. See Appendix B "Description of Ratings." Should the rating of a security be downgraded subsequent to the Series' purchase of the security, Roxbury will determine whether it is in the best interest of the Series to retain the security.

DEBT SECURITIES. Each Series may invest in debt securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. Each Series may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Series may invest up to 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by Roxbury to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Series may purchase call options on securities that Roxbury intends to include in the Series in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. A Series may purchase put options to hedge against a decline in the market value of securities held or in an attempt to enhance return. Each Series may write
(sell) put and covered call options on securities in which it is authorized to invest. Each Series may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Series that is invested in equity (or related) securities, the Series may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. A repurchase agreement is a transaction in which the Series purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Series if the other party to the repurchase agreement defaults), it is the policy of the Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by Roxbury. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Series' investment limitations.

RESTRICTED SECURITIES. Each Series may invest in restricted securities. Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") or an exemption from registration. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by Roxbury pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, Roxbury will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, Roxbury intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Series may lend its securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Series exceeds one-third of the value of the Series' total assets taken at fair market value. A Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Roxbury to be of good standing and when, in the judgment of Roxbury, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

                             INVESTMENT LIMITATIONS

The Portfolios and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or redemptions of shares will not be considered a violation of the limitation. The following limitations apply to the Portfolios to the same extent as it applies to the Series.

As a matter of fundamental policy, no Series will:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Series' total assets would be invested in the securities of such issuer, or the Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Series' total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

PORTFOLIO TURNOVER. It is anticipated that the portfolio turnover rate for the Small Cap Growth Series, and, in turn the Small Cap Growth Portfolio, will be less than 200%. For the fiscal year ended June 30, 2002, the Mid Cap Series turnover rate was 116%.

3. borrow money, provided that the Series may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Series' total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations;
         (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Series may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Series may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.       issue senior securities, except to the extent permitted by the 1940
         Act.

The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company similar to the Series.

The following non-fundamental policies apply to each Series and may be changed by the Board of Trustees without shareholder approval. No Series will:

1.       make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Portfolio may make initial and variation deposits in connection with permitted transactions in options or future; or

3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, a Series will either: (1) set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

                             TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Fund, the Trust or its investment advisers and sub-advisers within the meaning of the 1940 Act. Each person who is not an "interested person" of the Fund, the Trust or its investment advisers or sub-advisers within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refer to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                       PRINCIPAL            FUND             OTHER
                                 POSITION(S)    TERM OF OFFICE       OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                                  HELD WITH      AND LENGTH OF        DURING PAST       OVERSEEN BY         HELD BY
NAME AND DATE OF BIRTH              TRUST         TIME SERVED          FIVE YEARS         TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)            Trustee,     Shall serve until    Chief Investment          40         Rodney Square
Date of Birth: 2/49            President and   death, resignation   Officer of                           Management
                                Chairman of    or removal.          Wilmington Trust                     Corporation
                                 the Board     Trustee, President   Company since                        (registered
                                               and Chairman of      February 1996.                       investment
                                               the Board since                                           adviser)
                                               October 1998.
--------------------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS, JR.(2)     Trustee        Shall serve until    Managing Director         40         None
Date of Birth:  11/36                          death, resignation   and Senior
                                               or removal.          Portfolio Manager,
                                               Trustee since        Roxbury Capital
                                               October 1999.        Management LLC
                                                                    since 1998. Prior
                                                                    to 1998, Principal,
                                                                    Roger Engemann &
                                                                    Associates
                                                                    (investment
                                                                    management firm).
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Christian is an Interested Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Richards is an Interested Trustee by reason of his position as President of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                       PRINCIPAL             FUND              OTHER
                                 POSITION(S)   TERM OF OFFICE        OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
                                  HELD WITH     AND LENGTH OF         DURING PAST         OVERSEEN BY         HELD BY
NAME AND DATE OF BIRTH              TRUST       TIME SERVED           FIVE YEARS            TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                     Trustee     Shall serve until    Founder and                 40              N/A
Date of Birth: 3/44                           death, resignation   co-manages, R. H.
                                              or removal.          Arnold & Co., Inc.
                                              Trustee since May    (investment banking
                                              1997.                company) since 1989.
--------------------------------------------------------------------------------------------------------------------------
ERIC BRUCKER                      Trustee     Shall serve until    Dean, School of             40              N/A
Date of Birth: 12/41                          death, resignation   Business
                                              or removal.          Administration of
                                              Trustee since        Widener University
                                              October 1999.        since July 2001.
                                                                   Prior to that,
                                                                   Dean, College of
                                                                   Business, Public
                                                                   Policy and
                                                                   Health at the
                                                                   University of
                                                                   Maine from
                                                                   September 1998
                                                                   to June 2001,
                                                                   and Dean, School
                                                                   of Management at
                                                                   the University
                                                                   of Michigan
                                                                   prior to
                                                                   September 1998.
--------------------------------------------------------------------------------------------------------------------------
NICHOLAS A. GIORDANO              Trustee     Shall serve until    Consultant,                 40          Kalmar Pooled
Date of Birth: 3/43                           death, resignation   financial services                      Investment
                                              or removal.          organizations from                      Trust and
                                              Trustee since        1997 to present;                        Independence
                                              October 1998.        Interim President,                      Blue Cross
                                                                   LaSalle University                      (insurance);
                                                                   from 1998 to 1999;                      Fotoball,
                                                                   President and Chief                     U.S.A.
                                                                   Executive Officer,                      (sporting and
                                                                   Philadelphia Stock                      athletics goods
                                                                   Exchange from 1981                      manufacturer);
                                                                   to 1997.                                DaisyTek
                                                                                                           International
                                                                                                           (wholesale
                                                                                                           paper and
                                                                                                           paper
                                                                                                           products);
                                                                                                           and Selas
                                                                                                           Corporation of
                                                                                                           America
                                                                                                           (industrial
                                                                                                           furnaces and
                                                                                                           ovens).
--------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                       PRINCIPAL             FUND              OTHER
                                 POSITION(S)   TERM OF OFFICE        OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
                                  HELD WITH     AND LENGTH OF         DURING PAST         OVERSEEN BY         HELD BY
NAME AND DATE OF BIRTH              TRUST       TIME SERVED           FIVE YEARS            TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN JR.                   Trustee     Shall serve until    Self-employed               40          Manville
Date of Birth: 5/35                           death, resignation   financial                               Personal Injury
                                              or removal.          consultant since                        Settlement
                                              Trustee since        1991.                                   Trust
                                              October 1999.
--------------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II              Trustee     Shall serve until    Managing Partner,           40                N/A
Date of Birth: 9/44                           death, resignation   Mariemont Holdings,
                                              or removal.          LLC, (real estate
                                              Trustee since        holding and
                                              October 1999.        development
                                                                   company) since 1980.
--------------------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN                  Trustee     Shall serve until    Retired since 1993.         40          St. Joe Paper
Date of Birth: 5/32                           death, resignation                                           Co.
                                              or removal.
                                              Trustee since
                                              August 1999.
--------------------------------------------------------------------------------------------------------------------------
MARK A. SARGENT                   Trustee     Shall serve until    Dean and Professor          40          St. Thomas More
Date of Birth: 4/51                           death, resignation   of Law, Villanova                       Society of
                                              or removal.          University School                       Pennsylvania.
                                              Trustee since        of Law since July
                                              November 2001.       1997. Associate
                                                                   Dean for Academic
                                                                   Affairs, University
                                                                   OF Maryland
                                                                   School of Law
                                                                   from 1994 to 1997.
--------------------------------------------------------------------------------------------------------------------------

As of the date of this Statement of Additional Information, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, Roxbury Capital Management, LLC ("Roxbury" or the "adviser"), the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

--------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                      PRINCIPAL               FUND             OTHER
                               POSITION(S)     TERM OF OFFICE       OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND               HELD WITH       AND LENGTH OF        DURING PAST          OVERSEEN BY         HELD BY
DATE OF BIRTH                     TRUST          TIME SERVED          FIVE YEARS            TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG                Vice President   Shall serve at the   Vice President,            N/A               N/A
1100 N. Market Street                          pleasure of the      Wilmington Trust
Wilmington, DE 19890                           Board and until      Company since 1986;
Date of Birth: 12/54                           successor is         and Vice President
                                               elected and          and Director,
                                               qualified.           Rodney Square
                                               Officer since        Management
                                               October 1998.        Corporation since
                                                                    2001.
--------------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.          Vice President   Shall serve at the   Vice President,            N/A               N/A
1100 North Market Street                       pleasure of the      Rodney Square
Wilmington, DE 19809                           Board and until      Management
Date of Birth: 1/57                            successor is         Corporation since
                                               elected and          1992.
                                               qualified.
                                               Officer since
                                               November 1999.
--------------------------------------------------------------------------------------------------------------------------
FRED FILOON                   Vice President   Shall serve at the   Senior Vice                N/A               N/A
520 Madison Avenue                             pleasure of the      President, Cramer
New York, NY 10022                             Board and until      Rosenthal McGlynn,
Date of Birth: 3/42                            successor is         LLC since 1989.
                                               elected and
                                               qualified.
                                               Officer since
                                               August 2000.
--------------------------------------------------------------------------------------------------------------------------
JOHN R. GILES                 Vice President   Shall serve at the   Vice President,            N/A               N/A
1100 N. Market Street         and Chief        pleasure of the      Wilmington Trust
Wilmington, DE 19890          Financial        Board and until      Company since 1996.
Date of Birth: 8/57           Officer          successor is
                                               elected and
                                               qualified.
                                               Officer since
                                               December 1999.
--------------------------------------------------------------------------------------------------------------------------
PAT COLLETTI                  Vice President   Shall serve at the   Vice President and         N/A               N/A
400 Bellevue Parkway          and Treasurer    pleasure of the      Director of
Wilmington, DE 19809                           Board and until      Investment
Date of Birth: 11/58                           successor is         Accounting and
                                               elected and          Administration of
                                               qualified.           PFPC Inc. since
                                               Officer since May    1999. From 1986 to
                                               1999.                April 1999,
                                                                    Controller for the
                                                                    Reserve Funds.
--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS

--------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                      PRINCIPAL              FUND              OTHER
                              POSITION(S)      TERM OF OFFICE       OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND              HELD WITH        AND LENGTH OF        DURING PAST          OVERSEEN BY         HELD BY
DATE OF BIRTH                    TRUST           TIME SERVED          FIVE YEARS            TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
LEAH M. ANDERSON              Secretary        Shall serve at the   Officer, Wilmington       N/A                N/A
100 N. Market Street                           pleasure of the      Trust Company since
Wilmington, DE 19890                           Board and until      1998. Officer,
Date of Birth: 8/65                            successor is         Rodney Square
                                               elected and          Management
                                               qualified.           Corporation since
                                               Officer since        1992.
                                               November 2002.
--------------------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight management of the Fund. Currently the Board is comprised of nine individuals, two of whom are considered "interested" Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2002. Currently, the Board has a Nominating Committee, an Audit Committee, a Regulatory Oversight Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen serve on the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2002, there was one meeting of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2002, there were three meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Fund. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2002, there were four meetings of the Regulatory Oversight Committee.

VALUATION COMMITTEE. The Board has a Valuation Committee, comprised of officers of the Trust, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Portfolio. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended June 30, 2002, there was one meeting of the Valuation Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of [December 31, 2002].

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                     OF EQUITY SECURITIES IN
                                                                                    ALL REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY TRUSTEE
                                        DOLLAR RANGE OF EQUITY SECURITIES              WITHIN THE FAMILY OF
NAME OF TRUSTEE                                    IN THE FUND                         INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN                                    None                              Over $100,000
WILLIAM P. RICHARDS                                    None                                   None

INDEPENDENT TRUSTEES                                                                          None
ROBERT ARNOLD                                          None                                   None
ERIC BRUCKER                                           None                                   None
NICHOLAS GIORDANO                                      None                                   None
LOUIS KLEIN, JR.                                       None                                   None
CLEMENT C. MOORE, II                                   None                              Over $100,000
JOHN J. QUINDLEN                                       None                               Over $100,00
MARK A. SARGENT                                        None                                   None

[As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Roxbury or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.]

ADVISORY AGREEMENT APPROVAL. Each Portfolio's assets are invested in a corresponding series of the Trust that has the same investment objectives, strategies and limitations as the Portfolio. Since the Portfolios operate as a "feeder fund" in a master/feeder structure with its corresponding Series, the Portfolios do not have an investment adviser that directly manages its assets. Each Portfolio receives investment advisory services indirectly from Roxbury, the investment adviser of the Series, who has been retained by the Trust to manage the assets of the Series of the Trust. Roxbury has been retained pursuant to an investment advisory contract (the "Advisory Agreement") which has been approved by the Board of Trustees of the Trust, including the Independent Trustees. The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment. During its review of the Advisory Agreement, the Board considered many factors, including: 1) the investment objectives and long-term performance goals of each Series and Portfolio; 2) Roxbury's management philosophy, personnel and processes; 3) the expectations of shareholders of each Portfolio and the Series; 4) the state of competition in the mutual fund industry; 5) comparable fees in the mutual fund industry; and 6) the range and quality of services to be provided to the Series, the Portfolios and their shareholders in addition to investment advisory services.

The Board also considered the compensation and benefits to be received by Roxbury. This includes fees payable for services that may be provided to the Series by Roxbury or its affiliates and research services received or to be received by Roxbury from brokers that execute trades for the Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to Roxbury's compensation: the nature and quality of the services to be provided by Roxbury, including the performance of similarly managed portfolios; Roxbury's cost of providing the services; the extent to which Roxbury may realize "economies of scale" as the Series grows larger; any indirect benefits that may accrue to Roxbury and its affiliates as a result of Roxbury's relationship with the Series and the Portfolios; performance and expenses of comparable funds; and the extent to which the Independent Trustees are fully informed about the facts bearing on Roxbury's services and fee. The Board was aware of these factors and took them into account in its review of the Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and working with Roxbury on various matters, and was assisted by the advice of legal counsel. Since Roxbury is already Roxbury of certain series of the Trust and the Fund, the Board receives a significant amount of information about Roxbury an ongoing basis. Roxbury provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board's formal review of the Advisory Agreement. Thus, the Board's evaluation of the Advisory Agreement is informed by reports concerning such matters as: Roxbury's investment philosophy, personnel and processes; the short-term and long-term performance goals of each Series and Portfolio (in absolute terms as well as in relationship to its particular investment program and certain competitor funds); the actual and estimated fund operating expenses of each Series and Portfolio (including the advisory fee itself and the overall expense structure of the Series and the Portfolios, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading portfolio securities for the Series; the nature and extent of the advisory and other services provided to the Portfolios the Series by Roxbury and its affiliates; compliance and audit reports concerning the Series and the Portfolios and the companies that service it; and relevant developments in the mutual fund industry.

Not all of the factors and considerations identified above were relevant to each Series, nor did the Board consider any one of them to be determinative. The Board based its decision to approve the Advisory Agreement on all the relevant factors, and with a view to long-term considerations.

The Advisory Agreement may be terminated by the Trust or Roxbury on sixty days written notice without penalty. The Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act. Additional information regarding the Advisory Agreement and the fees paid to Roxbury may be found under the heading "Investment Advisory and Other Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2002 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                       TOTAL
                                                                                                    COMPENSATION
                                 AGGREGATE        PENSION OR RETIREMENT          ESTIMATED          FROM FUND AND
                             COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON      FUND COMPLEX
INDEPENDENT TRUSTEE                FUND           PART OF FUND EXPENSES         RETIREMENT         PAID TO TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Robert Arnold                     $21,649                None                      None                 $34,550

Eric Brucker                      $21,649                None                      None                 $34,550

Nicholas Giordano                 $20,960                None                      None                 $33,450

Louis Klein, Jr.                  $20,960                None                      None                 $33,450

Clement C. Moore, II              $21,649                None                      None                 $34,550

John Quindlen                     $20,960                None                      None                 $33,450

Mark A. Sargent                   $12,440                None                      None                 $19,850

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, Roxbury and the Fund Complex have each adopted a code of ethics.

The codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest between Roxbury and the Fund Complex. Each code identifies the specific employees, officers and other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the codes may engage in personal trading for their own accounts, including securities that may also be purchased, held or traded by the Series under certain circumstances.

Under the Joint Code of Ethics adopted by the Fund Complex, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under Roxbury's code of ethics, personal trading is subject to pre-clearance and other conditions set forth in such code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all codes of ethics relative to the Fund Complex, including information on any material violations of the codes. These codes are on file with, and are available from, the SEC.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of the Portfolio. As of [December 31, 2002] , no person or organization owned of record or beneficially 5% or more of the outstanding shares of a class of any Portfolio. In addition, as of [December 31, 2002], the Trustees and officers as a group, owned less than 1% of the outstanding shares of each Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES

Roxbury Capital Management, LLC ("Roxbury" or the "adviser") serves as the investment adviser to the Series. An employee of Roxbury, Mr. Richards, serves as Trustee for the Fund and the Trust. WT Investments, Inc., an investment holding company, is a control person of Roxbury under the 1940 Act due to its ownership interest of 40% of Roxbury.

The Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $ billion average daily net assets; 0.95% of the Series next billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion.

The Mid Cap Series pays a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.75% with respect to the Institutional Shares of the Wilmington Small Cap Growth Portfolio, 1.55% with respect to the Institutional Shares of the Wilmington Mid Cap Growth Portfolio, 2.00% with respect to the Investor Shares of the Wilmington Small Cap Growth Portfolio and 1.80% with respect to the Investor Shares Wilmington Mid Cap Growth Portfolio unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Wilmington Small Cap Growth Portfolio will remain in place until January 1, 2006 and the undertaking with respect to the Wilmington Mid Cap Growth Portfolio will remain in place until November 1, 2015.

For its services as investment Fiscal Year adviser to the Mid Cap Series, Ended Roxbury received the following fees June 30, for the past two fiscal years:

------------------------------------------------------------------------------------------
                                      FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                        JUNE 30, 2002                    JUNE 30, 2001*
------------------------------------------------------------------------------------------
FEES                                       $ 1,636                           $   263
------------------------------------------------------------------------------------------
FEES WAIVED AND EXPENSES REIMBURSED        $83,097                           $13,538
------------------------------------------------------------------------------------------

* For the period from December 14, 2000 (commencement of operations) through June 30, 2001.

Under the terms of the Advisory Agreement, Roxbury agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in its prospectus and this Statement of Additional Information; (b) purchase and sell for each Series, securities and other investments consistent with the Series' investment objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all of its personnel performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Series and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Trust. Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which Roxbury delegates any or all of its duties as listed.

The Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.

The salaries of any officers and Trustees of the Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for the Series relating to research, statistical and investment activities are paid by Roxbury.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, RSMC, an affiliate of the Trust, performs certain administrative and accounting services for the Fund. For its services, the Fund pays RSMC a fee of 0.09% of its average daily net assets up to $1 billion; 0.07% of the next $500,0000 of average daily net assets; 0.05% of the next $500,000 average daily net assets; and 0.03% of its average daily net assets that are greater than $2 billion.

The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting Roxbury in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Portfolio. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Portfolio.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to the Trust and the Master Trust, providing services which include (1) auditing the annual financial statements for the Portfolio and the Series, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Trust.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust and the Master Trust.

CUSTODIAN. Wilmington Trust Company, 1100 N. Market Street, Wilmington, DE 19890, serves as the custodian.

TRANSFER AGENT. PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809-0001, serves as the transfer agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

PFPC Distributors, Inc. ("the Distributor") is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor Shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor Shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolio's Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolio's Institutional class shares.

The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the Investor class 12b-1 Plan which became effective on November 1, 1999 regardless of the Distributor's expenses. The Investor class 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the Investor Shares 12b-1 Plan, if any payments made by Roxbury out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Portfolio of the distribution of its Investor Shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Roxbury places all portfolio transactions on behalf of the Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Any debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

BROKERAGE SELECTION. The primary objective of Roxbury in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, Roxbury considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to Roxbury.

Section 28(e) of the Securities Exchange Act of 1934 provides that Roxbury, under certain circumstances, lawfully may cause an account to pay higher commission than the lowest available. Under Section 28(e), Roxbury is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [Roxbury's] overall responsibilities with respect to accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist Roxbury in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement an adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an adviser's personnel with respect to computerized systems and data furnished to Roxbury as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to Roxbury since the broker-dealers used by Roxbury tend follow a broad universe of securities and the research provided by such broker-dealers may provide Roxbury with a diverse perspective on financial markets. Research services provided to Roxbury by broker-dealers are available for the benefit of all accounts managed or advised by Roxbury or its affiliates. Roxbury cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, Roxbury receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to Roxbury in serving its other clients, as well as in serving the Series. Conversely, information provided to Roxbury by brokers or dealers who have executed transaction orders on behalf of other clients of Roxbury may be useful in providing services to the Series. Portfolio transactions, however, will not be directed by the Series to dealers solely on the basis of research services provided.

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of Roxbury's other clients have investment objectives and programs similar to that of the Series.
Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues two separate classes of shares of each Portfolio: Institutional and Investor Shares. Shares of a Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio takes separate votes on matters affecting only that class. Furthermore, a Portfolio itself may take separate votes from other series of beneficial interests of the Fund on matters affectingly only the Portfolio. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of the Portfolio. No Portfolio holds annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES.

Purchase Of Shares. Information regarding the purchase of shares is discussed in the Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of a Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at its offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time). For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Portfolio, the Distributor, Roxbury or the transfer agent, to arrange for transactions under the PIP. Each Portfolio reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

Redemption Of Shares. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of a Portfolio, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, PFPC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Portfolio will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the

Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of a Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

Pricing Of Shares. Each Portfolio's net asset value per share is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolio is open for business. Each Portfolio is open for business on days when the Exchange and the transfer agent are open for business.

In valuing a Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Calculation of a Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                 DIVIDENDS

Dividends from each Portfolio's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Portfolio, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                           TAXATION OF THE FUND

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations, as well as meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolios are permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includible gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned the shares in a Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolios in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if shares of a Portfolio are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

It is anticipated that all or a portion of the dividends from the net investment income of each Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Portfolios are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Portfolio's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the

AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Each Portfolio will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as qualifying for the dividends received deduction.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, a Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolios will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Portfolios may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or holding period). The balance of the PFIC income will be included in a Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Portfolios may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolios also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolios for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as excess distribution (as ordinary income).

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by a Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Portfolio attempts to monitor its Section 988 transactions to minimize any adverse tax impact.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of a Portfolio on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolios. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolios may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolios will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of a Portfolio's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                           T = (ERV/P)1/n - 1

                           Where:

                           P = a hypothetical initial investment of $1,000

                           T = average annual total return

                           n = number of years

                           ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of a Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n = ATVD

                           Where:

                           P = a hypothetical initial payment of $1,000.

                           T = average annual total return (after taxes on
                               distributions).

                           n = number of years.

                           ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in a Portfolio during the periods is reflected.

Each Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. Each Portfolio assumes that the redemption has no tax consequences. Each Portfolio calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain).

The taxable amount and tax character of each distribution will be as specified by a Portfolio on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Portfolio calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. Each Portfolio has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of a Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1 + T)n = ATVDR

                           Where:

                           P = a hypothetical initial payment of $1,000.

                           T = average annual total return (after taxes on distributions and redemption).

                           n = number of years.

                           ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected.

Each Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. Each Portfolio calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. Each Portfolio calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges).

Each Portfolio separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolio includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. Each Portfolio does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Each Portfolio calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. Each Portfolio assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD CALCULATIONS. From time to time, a Portfolio may advertise its yield. Yield for the Portfolios is calculated by dividing a Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                           YIELD = 2[((A-B)/CD + 1)6-1]

                           where:

                           a = dividends and interest earned during the period;

                           b = expenses accrued for the period (net of reimbursements);

                           c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                           d = the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by a Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by a Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by a Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolios' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolios' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolios. In periods of rising interest rates, the opposite can be expected to occur.

Comparison Of Portfolio Performance. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Portfolio.

In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

From time to time, in marketing and other literature, the Portfolios' performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, a Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Portfolio's investment policies and investments, a Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

                              FINANCIAL STATEMENTS

As of the date of this Statement of Additional Information, the Portfolios and the Series have not commenced operations. Therefore, financial statements and financial highlights of the Portfolios and the Series are not available.

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                                   APPENDIX A
           OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Series, Roxbury may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, Roxbury expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with a Series' investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Series will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Series will use leverage in their options and futures. Accordingly, each Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or a Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. Each Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may, on certain occasions, wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If Roxbury's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by a Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Series would enter into a long straddle when Roxbury believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. A Series would enter into a short straddle when Roxbury believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of a Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

         (1) the Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

         (2) the Series will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of the Series' total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. Each Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon Roxbury's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although each Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Series writes a call option on an index, that Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) Each Series' activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. Each Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, each Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. A Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

         (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

         (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by a Series of futures contracts and related options will depend upon Roxbury's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, the Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

         (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

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                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Roxbury attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, Roxbury will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa:     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:       Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:     Bonds that are rated Baa are considered as medium-grade obligations
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on Portfolios employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Notes rated
"MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:     Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:       Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                           PART C - OTHER INFORMATION

ITEM 23.                                EXHIBITS.
(a)(i)            Amended and Restated Agreement and Declaration of Trust.(9)

(a)(ii)           Certificate of Trust dated June 1, 1994.(1)

(a)(iii)          Certificate of Amendment to Certificate of Trust dated October 7, 1994.(2)

(a)(iv)           Certificate of Amendment to Certificate of Trust dated October 20, 1998.(3)

(b)               Amended and Restated By-Laws.(9)

(c)               See Articles III, VII, and VIII of Registrant's Amended and
                  Restated Agreement and Declaration of Trust, located as noted in (a)(i) above.

(d)(i)(a)         Advisory Agreement between WT Investment Trust I (the "Trust"), on behalf of the Prime Money
                  Market Series, Premier Money Market Series, U.S. Government Series, Tax-Exempt Series, Large
                  Cap Core Series, Small Cap Core Series, Short/Intermediate Bond Series, Broad Market Bond
                  Series, Municipal Bond Series, International Multi-Manager Series and WT Balanced Series, and
                  Rodney Square Management Corporation ("RSMC").(4)

(d)(i)(b)         Amended Schedules A and B to Advisory Agreement with RSMC.(11)

(d)(ii)           Advisory Agreement between the Trust, on behalf of the Large Cap Value Series, Small Cap Value
                  Series and Mid Cap Value Series and Cramer Rosenthal McGlynn, LLC.(4)

(d)(iii)(a)       Advisory Agreement between the Trust, on behalf of the WT Large Cap Growth Series and Mid Cap
                  Series, and Roxbury Capital Management, LLC ("Roxbury").(4)

(d)(iii)(b)       Amended Schedules A and B to Advisory Agreement with Roxbury are filed herewith.

(d)(iv)           Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series,
                  RSMC and Deutsche Asset Management, Inc.(11)

(d)(v)            Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series,
                  RSMC and Julius Baer Investment Management Inc.(11)

(d)(vi)           Form of Advisory Agreement between the Trust, on behalf of the Real Estate Series, and Balentine
                  & Company LLC ("Balentine") is filed herewith.

(d)(vii)          Form of Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, Balentine and AEW Management and Advisors, L. P. is filed herewith.

(d)(viii)         Form on Sub-Advisory Agreement amount the Trust, on behalf of the Real Estate Series, Balentine and Real Estate Management Series Group LLC is filed herewith.

(e)(i)(a)         Distribution Agreement with PFPC Distributors, Inc.(5)

(e)(i)(b)         Amended Schedule A to the Distribution Agreement with PFPC Distributors, Inc. (10)

(e)(ii)           Form of Amended and Restated Distribution Agreement with PFPC Distributors, Inc., for the Class
                  B shares of the Roxbury Portfolios.(5)

(e)(iii)          Form of Broker-Dealer Agreement.(5)

(f)               Deferred Compensation Plan for Independent Trustees. (10)

(g)(i)            Custody Agreement with Wilmington Trust Company.(4)

(g)(ii)           Custody Agreement between the Trust, on behalf of the International Multi-Manager Series, and
                  Bankers Trust Company.(4)

(g)(iii)          Sub-Custody Agreement with PFPC Trust Company.(7)

(h)(i)(a)         Transfer Agency Agreement with PFPC Inc. (4)

(h)(i)(b)         Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. (10)

(h)(i)(c)         Amendment to Transfer Agency Agreement with PFPC Inc.(11)

(h)(ii) (a)       Form of Administration and Accounting Services Agreement with RSMC.(11)

(h)(ii)(b)        Form of Sub-Administration and Accounting Services Agreement with PFPC Inc.(11)

(h)(iii)          Shareholder Service Plan for the CRM Funds.(5)

(h)(iv)           Shareholder Service Plan for the Roxbury Funds.(5)

(h)(v)            Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market
                  Portfolio. (10)

(h)(vi)           Shareholder Service Plan for the Retail Shares of the CRM Funds.(11)

(i)               Opinion of Pepper Hamilton LLP is filed herewith.

(j)               None.

(k)               Not applicable.

(l)               None.

(m)(i)            Form of Plan of Distribution Pursuant to Rule 12b-1 for the Wilmington Portfolios.(4)

(m)(ii)           Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds.(6).

(m)(iii)          Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds.(6)

(m)(iv)           Plan of Distribution Pursuant to Rule 12b-1 for the Retail Shares of the CRM Mid Cap Value
                  Fund.(9)

(m)(v)            Plan of Distribution Pursuant to Rule 12b-1 for the Balentine Premier Money Market Portfolio.
                  (10)

(m)(vi)           Plan of Distribution Pursuant to Rule 12b-1 for the Wilmington Balanced Portfolio.(11)

(m)(vii)          Plan of Distribution Pursuant to Rule 12b-1 for the Investor Shares of Wilmington Real Estate
                  Portfolio, Wilmington Mid Cap Growth Portfolio, and Wilmington Small Cap Growth Portfolio is
                  filed herewith.

(m)(viii)         Plan of Distribution Pursuant to Rule 12b-1 for the Investor Shares of Balentine Real Estate
                  Portfolio is filed herewith.

(n)(i)            Multiple Class Plan Pursuant to Rule 18f-3 for the Wilmington Portfolios is filed herewith.

(n)(ii)           Multiple Class Plan Pursuant to Rule 18f-3 for the CRM Funds.(11)

(n)(iii)          Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for the Roxbury Funds.(6)

(n)(iv)           Multiple Class Plan Pursuant to Rule 18f-3 for Balentine Real Estate Portfolio is filed herewith.

(p)(i)            Joint Code of Ethics among the Trust, WT Mutual Fund, RSMC and Wilmington Trust Company.(11)

(p)(ii)           Code of Ethics of Cramer Rosenthal McGlynn, LLC. (10)

(p)(iii)          Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)           Code of Ethics of Deutsche Asset Management, Inc.(11)

(p)(v)            Code of Ethics of Julius Baer Investment Management Inc.(11)

(p)(vi)           Code of Ethics of Balentine & Company LLC to be filed by amendment.

(p)(vii)          Code of Ethics of AEW Management and Advisors, L.P. is filed herewith.

(p)(viii)         Code of Ethics of Real Estate Management Services Group LLC to be filed by amendment.

(q)(i)(a)         Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas A. Giordano, Louis Klein, Jr.,
                  Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)         Power of Attorney for Mark A. Sargent. (8)

------------------------------------------
(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment, No. 19 on Form N-IA on October 25, 2002 and incorporated herein by reference.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB and WT Investments, Inc.

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
100 North Division Street
Salisbury, Maryland
Federal savings bank headquartered in Maryland

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Delaware Corporate Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Nevada Corporate Management, Inc.
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Delaware Corporate Management, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation
Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that hold title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street

Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

WTC Corporate Services, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Organization Services, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Delaware Corporate Management, Inc. that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Delaware Corporate Management, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of WT Investments, Inc.

Balentine Delaware Holding Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
80% owned by Balentine Holdings, Inc.

A registered investment adviser

Balentine & Co., LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC

Wilmington Trust (UK) Limited
200 Aldersgate Street, London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation
Holding company

SPV Management Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

LordSPV Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.

WT Cayman Capital, Ltd.

Wilmington Investment Managers, Inc.

California Corporate Management, Inc.

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(56.5% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
152 West  57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

Balentine & Company of Tennessee, L.L.C.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
(47.2% owned by Balentine Delaware Holding Company, LLC
A registered investment adviser)

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD  21202
(25% equity interest owned by WT Investments, Inc.)

ITEM 25.          INDEMNIFICATION.

The Registrant's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement filed as Exhibit 23(a)(i) and Article IX of the Registrant's By-laws filed as Exhibit 23(b)).

WT Investment Trust I (the "Trust") is party to an investment advisory agreement with each of Rodney Square Management Corporation, Cramer Rosenthal McGlynn, LLC and Roxbury Capital Management, LLC (each, an "Adviser"). Paragraph 8 of each of the foregoing investment advisory agreements provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust, any Series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an Adviser to any series of the Trust shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

The Trust is also party to a sub-advisory agreement with each of Deutsche Asset Management, Inc. and Julius Baer Investment Management Inc. (each, a Sub-Adviser). Paragraph 13 of each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty un its sub-advisory agreement.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)      Rodney Square Management Corporation ("RSMC")

The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Cramer Rosenthal McGlynn, LLC ("CRM")

The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)    Roxbury Capital Management, LLC ("Roxbury")

The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)     Balentine & Company LLC ("Balentine")

The only employment of a substantial nature of each of Balentine's directors and officers is with Balentine.

(v)      AEW Management and Advisors, L.P. ("AEW")

The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(vi)     Real Estate Management Services Group, LLC ("REMS").

The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vii)    Deutsche Asset Management, Inc.

---------------------------------------------------------------------------------------------------------------------------------
NAME                     CORPORATE TITLE         LEGAL ENTITY NAME               OUTSIDE EMPLOYER              POSITION
---------------------------------------------------------------------------------------------------------------------------------
Creighton, James A.     Managing Director     Bankers Trust Company           Prime Placement                 Director
                                                                              Wentworth Land Management       CEO & Director
-------------------------------------------------------------------------------------------------------------------------------
Hale, Richard           Managing Director     Investment Company Capital      Flag Investors Fund             Director
                                              Corp.
-------------------------------------------------------------------------------------------------------------------------------
Pai, Eric F.            Managing Director     Bankers Trust Company           Tern Wireless Corp.             Director
-------------------------------------------------------------------------------------------------------------------------------
Reiner, Robert L.       Managing Director     Bankers Trust Company           Freeflier                       Principal
-------------------------------------------------------------------------------------------------------------------------------
Scholl, Daniel          Vice President        Deutsche Asset Management,      Marcom Capital Resources        Resident Trustee
                                              Inc.
-------------------------------------------------------------------------------------------------------------------------------
Weinreich, Joshua A.    Managing Director     Bankers Trust Company           Pseudo Programs Inc.            Director
-------------------------------------------------------------------------------------------------------------------------------

(viii)   Julius Baer Investment Management Inc.

---------------------------------------------------------------------------------------------------------------------------------
NAME                        JBIM TITLE                        OUTSIDE EMPLOYER                             RELATIONSHIP
---------------------------------------------------------------------------------------------------------------------------------
Bernard Spilko            Director             SVP Branch Manager of Bank Julius Baer & Co. Ltd.     Employee of Julius Baer
                                               (New York), Managing Director of Julius Baer          Securities Inc.
                                               Securities Inc.
---------------------------------------------------------------------------------------------------------------------------------
Stuart G. Adam            Director             SVP Head of Private Banking - Bank Julius Baer &      Employee of Bank Julius
                                               Co. Ltd. (New York)                                   Baer & Co. Ltd. (New York)
---------------------------------------------------------------------------------------------------------------------------------
Alessandro E. Fussina     Director             Ilander Ltd. - President                              Employee of Illander Ltd.
                                               Julius Baer Securities Inc. - Director
                                               Bank Julius Baer & Co. Ltd. (New York) - Chairman
                                               of Advisory Board
---------------------------------------------------------------------------------------------------------------------------------
Leo T. Schrutt            Chairman             Julius Baer Holding Ltd. - Member of Group            Employee of JBIM
                                               Executive Board
                                               Julius Baer Asset Management - President
---------------------------------------------------------------------------------------------------------------------------------
Edward A. Clapp           FVP Head of          FVP - Director of Compliance for Julius Baer          Employee of Bank Julius
                          Compliance           Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)
---------------------------------------------------------------------------------------------------------------------------------
Francoise M. Birnholz     SVP - Corporate      SVP - General Counsel for Julius Baer Securities      Employee of Bank Julius
                          Secretary and        Inc. and Bank Julius Baer & Co. Ltd. (New York)       Baer & Co. Ltd. (New York)
                          General Counsel
---------------------------------------------------------------------------------------------------------------------------------
Hendricus F. Bocxe        VP and Compliance    VP and Compliance Officer for Julius Baer             Employee of Bank Julius
                          Officer              Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)
---------------------------------------------------------------------------------------------------------------------------------

* Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.

** Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.

*** Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at Brandschenkestrasse 40, Zurich, Switzerland.

ITEM 27.          PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. acts as principal underwriter for the following investment companies:

         AB Funds Trust

         AFBA 5Star Funds, Inc.

         Columbia Common Stock Fund, Inc.

         Columbia Growth Fund, Inc.

         Columbia International Stock Fund, Inc.

         Columbia Special Fund, Inc.

         Columbia Small Cap Fund, Inc.

         Columbia Real Estate Equity Fund, Inc.

         Columbia Balanced Fund, Inc.

         Columbia Daily Income Company

         Columbia U.S. Government Securities Fund, Inc.

         Columbia Fixed Income Securities Fund, Inc.

         Columbia Municipal Bond Fund, Inc.

         Columbia High Yield Fund, Inc.

         Columbia National Municipal Bond Fund, Inc.

         Columbia Strategic Value Fund, Inc.

         Columbia Technology Fund, Inc.

         Deutsche Asset Management VIT Funds

         Forward Funds, Inc

         GAMNA Series Funds, Inc.

         Harris Insight Funds Trust

         Hillview Investment Trust II

         International Dollar Reserve Fund I, Ltd.

         Kalmar Pooled Investment Trust

         Matthews International Funds

         Metropolitan West Funds

         New Covenant Funds

         Pictet Funds

         The RBB Fund, Inc.

         RS Investment Trust

         SmithGraham Institutional Funds

         Stratton Growth Fund, Inc.

         Stratton Monthly Dividend REIT Shares, Inc.

         The Stratton Funds, Inc.

         Tomorrow Funds Retirement Trust

         Trainer, Wortham First Mutual Funds

         Undiscovered Managers Funds

         Weiss, Peck & Greer Funds Trust

         Weiss, Peck & Greer International Fund

         Whitehall Funds Trust

         Wilshire Target Funds, Inc.

         WPG Large Cap Growth Fund

         WPG Tudor Fund

         WT Mutual Fund

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  The Offit Investment Fund, Inc
                  The Offit Variable Insurance Fund, Inc.

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Steven Turowski          -     Chairman, Chief Executive Officer,
                                        Director and President

         Brian Burns              -     Director

         Michael Denofrio         -     Director

         Susan Keller             -     Director

         Rita G. Adler            -     Chief Compliance Officer

         Christine A. Ritch       -     Chief Legal Officer

         Salvatore Faia           -     Secretary and Clerk

         Christopher S. Conner    -     Assistant Secretary and Assistant Clerk

         Bradley A. Stearns       -     Assistant Secretary and Assistant Clerk

         John L. Wilson           -     Assistant Secretary and Assistant Clerk

         John Coary               -     Treasurer

         Douglas D. Castagna      -     Controller and Assistant Treasurer

         Bruno DiStefano          -     Vice President

         Elizabeth T. Holtsbery   -     Vice President

         Susan K. Moscaritolo     -     Vice President

         Thomas Rodman            -     Vice President

(c)      Not applicable.

ITEM 28.          LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Registrant, or on its behalf by the Registrant's sub-administrator, transfer agent, dividend paying agent and sub-accounting services agent, PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.          MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.          UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

"Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, state of Delaware on the 15th day of November, 2002.

                                             WT MUTUAL FUND
                                         By: /s/ Robert J. Christian
                                             ------------------------------
                                             Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold *           Trustee                      November 15, 2002
-----------------------
Robert H. Arnold

/s/ Eric Brucker *               Trustee                      November 15, 2002
-------------------
Eric Brucker

/s/ Robert J. Christian          Trustee, President           November 15, 2002
------------------------
Robert J. Christian

/s/John R. Giles                 Chief Financial Officer      November 15, 2002
-----------------
John R. Giles

/s/ Nicholas A. Giordano *       Trustee                      November 15, 2002
---------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *           Trustee                      November 15, 2002
-----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *       Trustee                      November 15, 2002
---------------------------
Clement C. Moore, II

/s/ John J. Quindlen *           Trustee                      November 15, 2002
-----------------------
John J. Quindlen

/s/ William P. Richards *        Trustee                      November 15, 2002
--------------------------
William P. Richards

/s/ Mark Sargent *               Trustee                      November 15, 2002
-------------------
Mark Sargent

* By /s/ Robert J. Christian
     ------------------------
     Robert J. Christian
     Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
(23)(d)(iii)(b)   Amended Schedules A and B to Advisory Agreement with Roxbury

(23)(d)(vi)       Form of Advisory Agreement with Balentine & Company LLC

(23)(d)(vii)      Form Sub-Advisory Agreement with AEW Management and Advisors, L.P.

(23)(d)(viii)     Form Sub-Advisory Agreement with Real Estate Management Services Group LLC

(23)(i)           Opinion of Pepper Hamilton LLP

(23)(m)(vii)      Plan of Distribution Pursuant to Rule 12b-1 for Investor Shares of Wilmington Real Estate
                  Portfolio, Balentine Real Estate Portfolio, Wilmington small Cap Growth portfolio and
                  Wilmington Mid Cap Growth Portfolio

(23)(m)(viii)     Plan of Distribution Pursuant to Rule 12b-1 for Investor Shares of Balentine Real Estate
                  Portfolio

(23)(n)(i)        Multi-Class Plan Pursuant to Rule 18f-3 for the Wilmington Portfolios

(23)(n)(iv)       Multiple Class Plan Pursuant to Rule 18f-3 for the Balentine Real Estate Portfolio

(23)(p)(vii)      Code of Ethics of AEW Management and Advisors , L.P.